SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No.    10         (File No. 33-45776)      [x]
                                      ---------

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     11       (File No. 811-6560)                      [x]
                        ---------

                        (Check appropriate box or boxes)

                        IDS LIFE OF NEW YORK ACCOUNT SBS
                   (formerly IDS Life of New York Account SLB)
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                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
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                              (Name of Depositor)

              20 Madison Avenue Extension, Albany, New York 12203
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         (Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
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             Mary Ellyn Minenko, 200 AXP Financial Center, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
    [X] on May 1, 2000 pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)
    [ ] on (date) pursuant to paragraph (a) of rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                SYMPHONY ANNUITY

PROSPECTUS/MAY 1, 2000

GROUP FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY.

IDS LIFE OF NEW YORK ACCOUNT SBS

Issued by:  IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
       20 Madison Avenue Extension
       P.O. Box 5144
       Albany, NY 12205
       Telephone: 800-724-0705

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

- American Express-Registered Trademark- Variable Portfolio Funds, and

- Greenwich Street Series Fund

Please read both prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CERTIFICATE IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CERTIFICATE INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life of New York at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

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                                                     PROSPECTUS -- MAY 1, 2000 1

TABLE OF CONTENTS

KEY TERMS....................................     3
THE CERTIFICATE IN BRIEF.....................     5
EXPENSE SUMMARY..............................     7
CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................     9
FINANCIAL STATEMENTS.........................    11
PERFORMANCE INFORMATION......................    11
THE VARIABLE ACCOUNT AND THE FUNDS...........    12
THE FIXED ACCOUNT............................    14
BUYING YOUR CERTIFICATE......................    14
CHARGES......................................    16
VALUING YOUR INVESTMENT......................    18
MAKING THE MOST OF YOUR CERTIFICATE..........    20
SURRENDERS...................................    22
TSA-SPECIAL SURRENDER PROVISIONS.............    23
CHANGING OWNERSHIP...........................    23
BENEFITS IN CASE OF DEATH....................    24
THE ANNUITY PAYOUT PERIOD....................    25
TAXES........................................    26
VOTING RIGHTS................................    28
ABOUT THE SERVICE PROVIDERS..................    29
YEAR 2000....................................    30
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION.....................    31

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2      SYMPHONY ANNUITY -- NEW YORK

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CERTIFICATE.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the certificate is in force and before annuity payouts begin.

CERTIFICATE: A deferred contract, or a certificate showing your interest under a group annuity contract, that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts at a specified time in the future.

CERTIFICATE VALUE: The total value of your certificate before we deduct any applicable charges.

CERTIFICATE YEAR: A period of 12 months, starting on the effective date of your certificate and on each anniversary of the effective date.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your certificate. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the certificate (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the certificate's benefits.

QUALIFIED ANNUITY: A certificate that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and trusteed pension and profit sharing plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is already tax-deferred.

All other certificates are considered NONQUALIFIED ANNUITIES.

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                                                     PROSPECTUS -- MAY 1, 2000 3

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your certificate. It is the certificate value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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4      SYMPHONY ANNUITY -- NEW YORK

THE CERTIFICATE IN BRIEF

PURPOSE: The purpose of the certificate is to allow you to accumulate money for retirement. You do this by making one or more purchase payments; you may allocate your purchase payments to the fixed account and/or variable account under the certificate. These accounts, in turn, may earn returns that increase the value of the certificate. Beginning at a specified time in the future called the retirement date, the certificate provides lifetime or other forms of payouts of your certificate value. As in the case of other annuities, it may not be advantageous for you to purchase this certificate as a replacement for, or in addition to, an existing annuity.

A qualified annuity will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is tax-deferred. However, the certificate has features other than tax-deferral that may make it an appropriate investment for your retirement plan. You should compare these features and their costs with other investment options before deciding to purchase this certificate.

FREE LOOK PERIOD: You may return your certificate to your sales representative or to our office within the time stated on the first page of your certificate and receive a full refund of your purchase payments.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 12)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 14)

BUYING YOUR CERTIFICATE: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future. (p. 14)

- Minimum initial purchase payment -- $5,000 for nonqualified annuities; $500 for qualified annuities

- Minimum additional purchase payment $500 for nonqualified annuities; $50 for qualified annuities

- Maximum total purchase payments -- $1,000,000

TRANSFERS: Subject to certain restrictions you currently may redistribute your money among the accounts without charge at any time until annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 17)

SURRENDERS: You may surrender all or part of your certificate value at any time before the retirement date. You may also establish systematic withdrawals. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions may apply. (p. 22)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 23)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to certificate value. (p. 24)

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                                                     PROSPECTUS -- MAY 1, 2000 5

ANNUITY PAYOUTS: You can apply your certificate value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. Payouts will be made on a fixed basis. (p. 25)

TAXES: Generally, your certificate grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply). Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 26)

CHARGES: We assess certain charges in connection with your certificate:

- $30 annual certificate administrative charge;

- 0.25% variable account administrative charge;

- 1.25% mortality and expense risk fee (if you allocate money to one or more variable accounts);

- surrender charge; and

- the operating expenses of the funds in which the variable account invests.

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6      SYMPHONY ANNUITY -- NEW YORK

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your certificate.

You pay no sales charge when you purchase your certificate. We show all costs that we deduct directly from your certificate or indirectly from the variable accounts and funds below. Some expenses may vary as we explain under "Charges." Please see the fund prospectuses for more information on the operating expenses for each fund.

ANNUAL CERTIFICATE OWNERS EXPENSES:

SURRENDER CHARGE (contingent deferred sales charge as a percentage of purchase payments surrendered)

                                                         SURRENDER CHARGE
                                       CERTIFICATE YEAR     PERCENTAGE
                                              1                     6%
                                              2                     5
                                              3                     4
                                              4                     3
                                              5                     2
                                              6                     1
                                         7 and later                0

CERTIFICATE ADMINISTRATIVE CHARGE
                           $30

ANNUAL SUBACCOUNT EXPENSES
(as a percentage of average subaccount value):

Variable account administrative charge                                 0.25%
Mortality and expense risk fee                                         1.25%
                                                                       ----
Total annual subaccount expenses                                       1.50%

 ANNUAL OPERATING EXPENSES OF THE FUNDS
 (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------

                                MANAGEMENT   12B-1    OTHER
                                   FEES      FEES    EXPENSES   TOTAL
 AXP--SM-- Variable Portfolio
   -
    Bond Fund                        .60%     .13        .08      .81%(1)
    Capital Resource Fund            .60%     .13        .06      .79%(1)
    Managed Fund                     .59%     .13        .04      .76%(1)
 Appreciation Portfolio              .75%      --        .04      .79%(2)
 Diversified Strategic Income
   Portfolio                         .65%      --        .13      .78%(2)
 Emerging Growth Portfolio           .95%      --        .35     1.30%(2)
 Equity Income Portfolio             .65%      --        .22      .87%(2)
 Equity Index Portfolio --
   Class I                           .21%      --        .07      .28%(2)
 Growth & Income Portfolio           .65%      --        .15      .80%(2)
 Intermediate High Grade
   Portfolio                         .60%      --        .62     1.22%(2)
 International Equity
   Portfolio                        1.05%      --        .28     1.33%(2)
 Money Market Portfolio              .50%      --        .75     1.25%(2)
 Total Return Portfolio              .75%      --        .04      .79%(2)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 1999 restated to include a Rule 12b-1 distribution fee of .125% that went into effect Sept. 21, 1999.
(2) Figures in "Management Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal period ended Dec. 31, 1999. Absent fee waivers and expense reimbursements "Management Fees", "Other Expenses" and "Total" would be 0.50%, 1.24% and 1.74% for Money Market Portfolio.

--------------------------------------------------------------------------------

                                                     PROSPECTUS -- MAY 1, 2000 7

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming a 5%
annual return and....

                                                                   NO SURRENDER OR SELECTION
                                 FULL SURRENDER AT THE          OF AN ANNUITY PAYOUT PLAN AT THE
                                END OF EACH TIME PERIOD             END OF EACH TIME PERIOD
                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
 AXP--SM-- Variable
   Portfolio -
    Bond Fund              $84.09  $114.15  $146.84  $270.99   $24.09  $74.15   $126.84  $270.99
    Capital Resource Fund  83.88   113.54   145.82    268.94   23.88    73.54   125.82    268.94
    Managed Fund           83.58   112.61   144.27    265.85   23.58    72.61   124.27    265.85
 Appreciation Portfolio    83.88   113.54   145.82    268.94   23.88    73.54   125.82    268.94
 Diversified Strategic
   Income Portfolio        83.78   113.23   145.30    267.91   23.78    73.23   125.30    267.91
 Emerging Growth
   Portfolio               89.11   129.17   171.76    320.05   29.11    89.17   151.76    320.05
 Equity Income Portfolio   84.70   116.00   149.92    277.13   24.70    76.00   129.92    277.13
 Equity Index Portfolio
   -- Class I              78.66    97.74   119.31    215.19   18.66    57.74    99.31    215.19
 Growth & Income
   Portfolio               83.99   113.84   146.33    269.97   23.99    73.84   126.33    269.97
 Intermediate High Grade
   Portfolio               88.29   126.73   167.73    312.20   28.29    86.73   147.73    312.20
 International Equity
   Portfolio               89.42   130.08   173.27    322.97   29.42    90.08   153.27    322.97
 Money Market Portfolio    88.60   127.64   169.24    315.15   28.60    87.64   149.24    315.15
 Total Return Portfolio    83.88   113.54   145.82    268.94   23.88    73.54   125.82    268.94

  * In this example, the $30 certificate administrative charge is approximated as a 0.040% charge based on our average certificate size.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

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8      SYMPHONY ANNUITY -- NEW YORK

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,    1999       1998       1997       1996       1995      1994      1993
---------------------------------------------------------------------------------------------

SUBACCOUNT BSI(1) (INVESTING IN SHARES OF AXP--SM-- VARIABLE PORTFOLIO -- BOND FUND)
Accumulation unit
  value at
  beginning of
  period                 $1.12      $1.12      $1.09      $1.12    $0.99     $1.00        --
Accumulation unit
  value at end of
  period                 $1.12      $1.12      $1.12      $1.09    $1.12     $0.99        --
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)             13         15         13         --       --        --        --
Ratio of operating
  expense to
  average net
  assets                  1.50%      1.50%      1.50%      1.50%    1.50%     1.50%       --
---------------------------------------------------------------------------------------------

SUBACCOUNT BCR(1) (INVESTING IN SHARES OF AXP--SM-- VARIABLE PORTFOLIO -- CAPITAL RESOURCE
FUND)
Accumulation unit
  value at
  beginning of
  period                 $1.79      $1.47      $1.20      $1.13    $1.01     $1.00        --
Accumulation unit
  value at end of
  period                 $2.19      $1.79      $1.47      $1.20    $1.13     $1.01        --
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)             13         14         13         13       --        --        --
Ratio of operating
  expense to
  average net
  assets                  1.50%      1.50%      1.50%      1.50%    1.50%     1.50%       --
---------------------------------------------------------------------------------------------

SUBACCOUNT BMG(1) (INVESTING IN SHARES OF AXP--SM-- VARIABLE PORTFOLIO -- MANAGED FUND)
Accumulation unit
  value at
  beginning of
  period                 $1.87      $1.64      $1.39      $1.21    $0.99     $1.00        --
Accumulation unit
  value at end of
  period                 $1.97      $1.87      $1.64      $1.39    $1.21     $0.99        --
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)             --         --         --         12       --        --        --
Ratio of operating
  expense to
  average net
  assets                  1.50%      1.50%      1.50%      1.50%    1.50%     1.50%       --
---------------------------------------------------------------------------------------------

SUBACCOUNT BAP(2) (INVESTING IN SHARES OF APPRECIATION PORTFOLIO)
Accumulation unit
  value at
  beginning of
  period                 $2.20      $1.88      $1.51      $1.28    $1.01     $1.03     $1.00
Accumulation unit
  value at end of
  period                 $2.45      $2.20      $1.88      $1.51    $1.28     $1.01     $1.03
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)          1,706      2,641      3,082      3,249    3,536     3,267     2,093
Ratio of operating
  expense to
  average net
  assets                  1.50%      1.50%      1.50%      1.50%    1.50%     1.50%     1.50%
---------------------------------------------------------------------------------------------

SUBACCOUNT BDS(2) (INVESTING IN SHARES OF DIVERSIFIED STRATEGIC INCOME PORTFOLIO)
Accumulation unit
  value at
  beginning of
  period                 $1.42      $1.36      $1.28      $1.16    $1.02     $1.06     $1.00
Accumulation unit
  value at end of
  period                 $1.43      $1.42      $1.36      $1.28    $1.16     $1.02     $1.06
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)            913      1,507      1,841      2,397    2,704     2,866     2,055
Ratio of operating
  expense to
  average net
  assets                  1.50%      1.50%      1.50%      1.50%    1.50%     1.50%     1.50%
---------------------------------------------------------------------------------------------

SUBACCOUNT BEG(3) (INVESTING IN SHARES OF EMERGING GROWTH PORTFOLIO)
Accumulation unit
  value at
  beginning of
  period                 $2.50      $1.85      $1.55      $1.33    $0.95     $1.04     $1.00
Accumulation unit
  value at end of
  period                 $5.10      $2.50      $1.85      $1.55    $1.33     $0.95     $1.04
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)            417        486        582        635      727       706       148
Ratio of operating
  expense to
  average net
  assets                  1.50%      1.50%      1.50%      1.50%    1.50%     1.50%     1.50%
---------------------------------------------------------------------------------------------

SUBACCOUNT BEM(2) (INVESTING IN SHARES OF EQUITY INCOME PORTFOLIO)
Accumulation unit
  value at
  beginning of
  period                 $1.73      $1.50      $1.23      $1.18    $0.90     $1.02     $1.00
Accumulation unit
  value at end of
  period                 $1.62      $1.73      $1.50      $1.23    $1.18     $0.90     $1.02
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)            514        945      1,115      1,410    1,677     1,926     1,561
Ratio of operating
  expense to
  average net
  assets                  1.50%      1.50%      1.50%      1.50%    1.50%     1.50%     1.50%
---------------------------------------------------------------------------------------------

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                                                     PROSPECTUS -- MAY 1, 2000 9

YEAR ENDED DEC. 31,    1999       1998       1997       1996       1995      1994      1993
---------------------------------------------------------------------------------------------

SUBACCOUNT BEX(2) (INVESTING IN SHARES OF EQUITY INDEX PORFOLIO -- CLASS I)
Accumulation unit
  value at
  beginning of
  period                 $2.71      $2.14      $1.64      $1.37    $1.02     $1.03     $1.00
Accumulation unit
  value at end of
  period                 $3.22      $2.71      $2.14      $1.64    $1.37     $1.02     $1.03
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)            334      1,141      1,247      1,208    1,249     1,274     1,128
Ratio of operating
  expense to
  average net
  assets                  1.50%      1.50%      1.50%      1.50%    1.50%     1.50%     1.50%
---------------------------------------------------------------------------------------------

SUBACCOUNT BGI(2) (INVESTING IN SHARES OF GROWTH & INCOME PORFOLIO)
Accumulation unit
  value at
  beginning of
  period                 $2.03      $1.84      $1.52      $1.29    $1.00     $1.05     $1.00
Accumulation unit
  value at end of
  period                 $2.21      $2.03      $1.84      $1.52    $1.29     $1.00     $1.05
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)            848      1,554      1,709      1,764    1,819     1,820     1,335
Ratio of operating
  expense to
  average net
  assets                  1.50%      1.50%      1.50%      1.50%    1.50%     1.50%     1.50%
---------------------------------------------------------------------------------------------

SUBACCOUNT BIH(2) (INVESTING IN SHARES OF INTERMEDIATE HIGH GRADE PORTFOLIO)
Accumulation unit
  value at
  beginning of
  period                 $1.29      $1.22      $1.14      $1.14    $0.98     $1.03     $1.00
Accumulation unit
  value at end of
  period                 $1.22      $1.29      $1.22      $1.14    $1.14     $0.98     $1.03
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)          1,324      1,533      1,684      1,324    1,390       734       733
Ratio of operating
  expense to
  average net
  assets                  1.50%      1.50%      1.50%      1.50%    1.50%     1.50%     1.50%
---------------------------------------------------------------------------------------------

SUBACCOUNT BIE(3) (INVESTING IN SHARES OF INTERNATIONAL EQUITY PORTOFOLIO)
Accumulation unit
  value at
  beginning of
  period                 $1.31      $1.12      $1.16      $0.97    $0.91     $1.00     $1.00
Accumulation unit
  value at end of
  period                 $2.15      $1.31      $1.12      $1.16    $0.97     $0.91     $1.00
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)            629        888      1,227      1,430    1,467     1,872       315
Ratio of operating
  expense to
  average net
  assets                  1.50%      1.50%      1.50%      1.50%    1.50%     1.50%     1.50%
---------------------------------------------------------------------------------------------

SUBACCOUNT BMO(2) (INVESTING IN SHARES OF MONEY MARKET PORTFOLIO)
Accumulation unit
  value at
  beginning of
  period                 $1.16      $1.13      $1.10      $1.07    $1.03     $1.01     $1.00
Accumulation unit
  value at end of
  period                 $1.19      $1.16      $1.13      $1.10    $1.07     $1.03     $1.01
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)            373        458        460        343      395       539       450
Ratio of operating
  expense to
  average net
  assets                  1.50%      1.50%      1.50%      1.50%    1.50%     1.50%     1.50%
Simple yield(4)           2.90%      2.43%      3.05%      2.52%    2.75%     2.14%      .70%
Compound yield(4)         2.94%      2.46%      3.09%      2.55%    2.79%     2.16%      .70%
---------------------------------------------------------------------------------------------

SUBACCOUNT BTR(3) (INVESTING IN SHARES OF TOTAL RETURN PORTFOLIO)
Accumulation unit
  value at
  beginning of
  period                 $1.97      $1.91      $1.66      $1.34    $1.09     $1.03     $1.00
Accumulation unit
  value at end of
  period                 $2.37      $1.97      $1.91      $1.66    $1.34     $1.09     $1.03
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)            971      1,206      1,430      1,396    1,401       975       211
Ratio of operating
  expense to
  average net
  assets                  1.50%      1.50%      1.50%      1.50%    1.50%     1.50%     1.50%
---------------------------------------------------------------------------------------------

(1)  Operations commenced on Nov. 28, 1994.
(2)  Operations commenced on March 15, 1993.
(3)  Operations commenced on Dec. 2, 1993.
(4) Net of annual certificate administrative charge and mortality and expense risk fee.

--------------------------------------------------------------------------------

10      SYMPHONY ANNUITY -- NEW YORK

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

- certificate administrative charge,

- variable account administrative charge,

- mortality and expense risk fee, and

- surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET
FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 11

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

SUBACCOUNT  INVESTING IN                         INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISOR OR MANAGER
   BSI      AXP--SM-- Variable Portfolio - Bond  Objective: high level of current income   IDS Life, investment manager; AEFC
            Fund                                 while conserving the value of the         investment advisor.
                                                 investment for the longest time period.
                                                 Invests primarily in investment-grade
                                                 bonds.
   BCR      AXP--SM-- Variable Portfolio -       Objective: capital appreciation. Invests  IDS Life, investment manager; AEFC
            Capital Resource Fund                primarily in U.S. common stocks.          investment advisor.
   BMG      AXP--SM-- Variable Portfolio -       Objective: maximum total investment       IDS Life, investment manager; AEFC
            Managed Fund                         return through a combination of capital   investment advisor.
                                                 growth and current income. Invests
                                                 primarily in stocks, convertible
                                                 securities, bonds and money market
                                                 instruments.
   BAP      Appreciation Portfolio               Objective: long-term appreciation of      SSBCiti Fund Management LLC(SSBCiti)
                                                 capital. The fund invests primarily in
                                                 equity securities of U.S. companies. The
                                                 fund typically invests in medium and
                                                 large capitalization companies but may
                                                 also invest in small capitalization
                                                 companies. Equity securities include
                                                 exchange traded and over-the-counter
                                                 common stocks and preferred stocks, debt
                                                 securities convertible into equity
                                                 securities, and warrants and rights
                                                 relating to equity securities.
   BDS      Diversified Strategic Income         Objective: high current income. The fund  SSBCiti, investment advisor; Smith
            Portfolio                            invests primarily in three types of       Barney Global Capital Management, Inc.
                                                 fixed income securities: U.S. government  sub- investment advisor.
                                                 and mortgage-related securities, foreign
                                                 government securities, corporate debt
                                                 securities and non-convertible preferred
                                                 stocks rated below investment grade.
   BEG      Emerging Growth Portfolio            Objective: capital appreciation. The      SSBCiti (Appointed interim adviser
                                                 fund invests primarily in common stocks   pending shareholder approval)
                                                 of emerging growth companies, without
                                                 regard to market capitalization. These
                                                 are domestic or foreign companies the
                                                 manager believes are in the early stages
                                                 of their life cycles and have the
                                                 potential to become major enterprises.
                                                 The fund may invest up to 20% of its
                                                 assets in securities of foreign issuers.
   BEM      Equity Income Portfolio              Objective: current income. Long-term      SSBCiti
                                                 capital appreciation is a secondary
                                                 goal. The fund invests primarily in
                                                 dividend-paying common stocks and other
                                                 equity securities of U.S. companies.
                                                 Companies with dividend-paying stocks
                                                 tend to have large market
                                                 capitalizations, but the fund also may
                                                 invest in medium and small
                                                 capitalization stocks. Equity securities
                                                 include preferred stocks and securities
                                                 convertible into common stocks.
   BEX      Equity Index Portfolio -- Class I    Objective: provide investment results     Travelers Investment Management Company
                                                 that, before expenses, correspond to the
                                                 price and yield performance of the
                                                 S&P 500 Index. The fund will hold
                                                 substantially all of the stocks in the
                                                 S&P 500 Index, with comparable economic
                                                 sector weightings, market capitalization
                                                 and liquidity.
   BGI      Growth & Income Portfolio            Objective: income and long-term capital   SSBCiti
                                                 growth. The fund invests primarily in
                                                 equity securities, including convertible
                                                 securities, that provide dividend or
                                                 interest income. However, it may also
                                                 invest in non-income producing stocks
                                                 for potential appreciation in value. The
                                                 fund emphasizes U.S. stocks with large
                                                 capitalizations. The fund may purchase
                                                 below investment grade convertible
                                                 securities (commonly known as
                                                 "junkbonds").

--------------------------------------------------------------------------------

12      SYMPHONY ANNUITY -- NEW YORK

SUBACCOUNT  INVESTING IN                         INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISOR OR MANAGER
   BIH      Intermediate High Grade Portfolio    Objective: provide as high a level of     SSBCiti
                                                 current income as is consistent with the
                                                 protection of capital. The fund invests
                                                 primarily in U.S. government securities
                                                 and high-grade corporate bonds of U.S.
                                                 issuers. The fund may also invest up to
                                                 35% of its assets in other fixed income
                                                 securities.
   BIE      International Equity Portfolio       Objective: provide a total return on      SSBCiti
                                                 assets from growth of capital and
                                                 income. The fund invests primarily in
                                                 equity securities of foreign companies.
                                                 Equity securities include exchange
                                                 traded and over-the-counter common
                                                 stocks and preferred shares, debt
                                                 securities convertible into equity
                                                 securities, and warrants and rights
                                                 relating to equity securities.
   BMO      Money Market Portfolio               Objective: maximum current income to the  SSBCiti
                                                 extent consistent with the preservation
                                                 of capital and the maintenance of
                                                 liquidity. The fund invests in
                                                 short-term money market securites,
                                                 including U.S. government securities,
                                                 repurchase agreements, U.S. and
                                                 foreign-bank-time deposits, certificates
                                                 of deposit and bankers' acceptances and
                                                 high-quality commercial paper and
                                                 short-term corporate debt obligations of
                                                 U.S. and foreign issuers, including
                                                 variable-rate and floating-rate
                                                 securities. The fund invests only in
                                                 securities purchased with and payable in
                                                 U.S. dollars.
   BTR      Total Return Portfolio               Objective: total return, consisting of    SSBCiti
                                                 long-term capital appreciation and
                                                 income. The fund invests primarily in
                                                 dividend-paying common stocks of U.S.
                                                 and foreign companies. These companies
                                                 tend to have large market
                                                 capitalizations, but the fund also may
                                                 invest in medium and small
                                                 capitalization stocks.

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that an investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results and those results may differ significantly from other funds with similar investment objectives and policies.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under New York law on Oct. 8, 1991. On Oct. 14, 1993, the name of the variable account changed from IDS Life of New York Account SLB to IDS Life of New York Account SBS. The subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the certificates are general obligations of IDS Life of New York.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 13

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the certificate owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the certificate, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that each certificate continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the certificate as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily. We will change the interest rates from time to time at our discretion. These rates will be based on various factors, including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Certificate -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CERTIFICATE

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the certificate. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a nonqualified annuity or become an annuitant if you are age 75 or younger. You can buy a qualified annuity or become an annuitant if you are age 65 or younger.

When you apply, you may select:

- the fixed account and/or the subaccounts in which you want to invest, and

- how you wish to make purchase payments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a certificate. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

--------------------------------------------------------------------------------

14      SYMPHONY ANNUITY -- NEW YORK

THE RETIREMENT DATE
Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES, the retirement date must be:

- no later than the annuitant's 85th birthday or ten years after issue, whichever is later.

FOR QUALIFIED ANNUITIES, to avoid IRS penalty taxes, retirement payments generally must be:

- on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year which the annuitant reaches age 70 1/2 or the calendar year when the annuitant retires.

However, in no case can the retirement date be later than the annuitant's 85th birthday or ten years after issue, whichever is later.

BENEFICIARY
If death benefits become payable before the retirement date while the certificate is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the certificate value. If there is no beneficiary, then your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS
Initial payment:              Additional payments:
  $5,000 for nonqualified annuities
                                $500 for nonqualified annuities
  $500 for qualified annuities  $50 for qualified annuities

MAXIMUM ALLOWABLE PURCHASE PAYMENTS*:
For the first year:           $1,000,000

For each subsequent year:     $1,000,000

*We reserve the right to change maximum limits. For qualified annuities the tax-deferred retirement plans on the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS
BY LETTER
Send your check along with your name and contract number to:

REGULAR MAIL:
IDS LIFE INSURANCE COMPANY NEW YORK
BOX 5144
ALBANY, NY 12205

EXPRESS MAIL:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 15

CHARGES

CERTIFICATE ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the certificate value on your certificate anniversary at the end of each certificate year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total certificate value. If you fully surrender your certificate, we will deduct a reduced certificate administrative charge that is prorated based on the number of days from your last certificate anniversary to the date of full surrender. We cannot increase the annual certificate administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.25% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge. It does not apply to values allocated to the fixed account and it does not apply after annuity payouts begin.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25 % of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for assumption of the mortality risk, and one-third is for our assumption of the expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payments according to the terms of the certificate no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in the actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the certificate administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

--------------------------------------------------------------------------------

16      SYMPHONY ANNUITY -- NEW YORK

SURRENDER CHARGE
If you surrender part or all of your certificate, you may be subject to a surrender charge. A surrender charge applies if you surrender all or part of the certificate value during the first six payment years following a purchase payment. The surrender charge starts at 6% of a purchase payment in the first payment year and is reduced by 1% each payment year thereafter. This means that there is no surrender charge after six payment years. In addition, there is no surrender charge when certificate values are applied to a retirement payment plan or for a death benefit.

                                     YEARS FROM PURCHASE  SURRENDER CHARGE
                                       PAYMENT RECEIPT       PERCENTAGE
                                              1                      6%
                                              2                      5
                                              3                      4
                                              4                      3
                                              5                      2
                                              6                      1
                                         Thereafter                  0

After the first certificate year, you may surrender up to 10% of your prior anniversary certificate value in one or more surrenders each certificate year without incurring a surrender charge. The 10% free withdrawal provision is subject to other annuity provisions and terms including those on partial surrenders.

In addition, after the first certificate year there is no surrender charge on certificate earnings, which equal:

- the certificate value at the time of surrender; minus

- the sum of all purchase payments received that have not been previously surrendered; minus

- the amount of the 10% free withdrawal, if applicable.

For purposes of determining the amount of any surrender charge, we deem surrenders to be taken first from any applicable 10% free withdrawal amount; next, from certificate earnings (in excess of any 10% free withdrawal amount); and finally from purchase payments on a "first in-first out" (FIFO) basis.

SURRENDER CHARGE ON PARTIAL SURRENDER -- For a partial withdrawal that is subject to a surrender charge, the amount deducted for the surrender charge will be a percentage of the total amount withdrawn. We will deduct the charge from the value remaining after we pay you the amount you requested.

SURRENDER CHARGE CALCULATION EXAMPLE:

ASSUMPTIONS:

Initial purchase payment at contract issue date of May 1, 2000  $10,000
Subsequent purchase payment on July 1, 2003                     20,000
Account value on certificate anniversary on April 29, 2004      40,000
Account value on October 12, 2004                               42,000

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 17

 FULL SURRENDER ON OCTOBER 12, 2004:
--------------------------------------------------------------------------------

             BASIS OF                    RATE OF       DOLLAR AMOUNT
              CHARGE                 SURRENDER CHARGE    OF CHARGE           EXPLANATION OF CHARGE
                                           None             $0        10% of prior certificate
                                                                      anniversary certificate value
                                                                      surrendered free
 $4,000
 $8,000                                    None              0        No charge on certificate earnings
 $10,000                                    2%              200       Payment made in certificate
                                                                      year 1; surrendered at payment
                                                                      year 5 rate
 $20,000                                    5%             1,000      Payment made in certificate
                                                                      year 4; surrendered at payment
                                                                      year 2 rate
 Total Surrender Charge:                                  $1,200

 PARTIAL SURRENDER OF $25,000 ON OCTOBER 12, 2004:
--------------------------------------------------------------------------------

             BASIS OF                    RATE OF       DOLLAR AMOUNT
              CHARGE                 SURRENDER CHARGE    OF CHARGE           EXPLANATION OF CHARGE
 $4,000                                    None             $0        10% of prior certificate
                                                                      anniversary certificate value
                                                                      surrendered free
 $8,000                                    None              0        No charge on certificate earnings
 $10,000                                    2%              200       Payment made in certificate
                                                                      year 1; surrendered at payment
                                                                      year 5 rate
 $3,000                                     5%              150       Payment made in certificate
                                                                      year 4; surrendered at payment
                                                                      year 2 rate
 Total Surrender Charge:                                   $350

POSSIBLE REDUCTION IN CHARGES -- In some cases, we may incur lower sales and administrative expenses or perform fewer services. In those cases, we may, at our discretion, reduce or eliminate certain administrative and surrender charges. However, we expect this to occur infrequently, if at all.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated certificate administrative charge.

--------------------------------------------------------------------------------

18      SYMPHONY ANNUITY -- NEW YORK

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your certificate for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a certificate administrative charge, we subtract a certain number of accumulation units from your certificate.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the subaccount expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or-capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways - in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- surrender charges; and/or

- prorated portions of the certificate administrative charge.

Accumulation unit values will fluctuate due to:

- changes in funds' net asset value;

- dividends distributed to the subaccounts;

- capital gains or losses of funds;

- fund operating expenses;

- mortality and expense risk fees; and/or

- variable account administrative charges.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 19

MAKING THE MOST OF YOUR CERTIFICATE
You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time.

TRANSFER POLICIES

- You may transfer certificate values between the subaccounts or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months following that transfer.

- You may transfer between the subaccounts and the fixed account up to the six times per certificate year. This limit may be waived if the automated transfer of certificate value is in effect.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER
--------------------------------------------------------------------------------
Send your name, certificate number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

REGULAR MAIL:
IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

EXPRESS MAIL:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers:                    $500 or entire account balance
Surrenders:                   $500 (If a partial surrender would reduce the
                                   account balance to less than $500, you either cannot make the surrender or you must surrender the full account value.)

MAXIMUM AMOUNT
Transfers or surrenders:          Certificate value

--------------------------------------------------------------------------------

20      SYMPHONY ANNUITY -- NEW YORK

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS
--------------------------------------------------------------------------------
Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated transfers and automated partial surrenders are subject to all of the certificate provisions and terms, including transfer of certificate values between accounts.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT
Transfers:          $100
Surrenders:         $500          (If a partial surrender would reduce the
                    account balance to less than $500, you either cannot make the surrender or you must surrender the full account value.)

 3 BY PHONE
--------------------------------------------------------------------------------
Call between 8 a.m. and 4:30 p.m. Eastern time:
1-800-724-0705

MINIMUM AMOUNT
Transfers:          $500 or entire account balance
Surrenders:         $500 (If a partial surrender would reduce the account
                         balance to less than $500, you either cannot make the surrender or you must surrender the full account value.)

MAXIMUM AMOUNT
Transfers:          Certificate value
Surrenders:         $40,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 21

 4 BY SYSTEMATIC WITHDRAWALS
--------------------------------------------------------------------------------
You may start or stop this service by written request or other method acceptable to us. You must allow 30 days' notice for us to change any instructions that are currently in place.

You may withdraw amounts of up to 10 percent of the certificate value at the beginning of the certificate year. We will not deduct surrender charges for first-year systematic withdrawals of amounts up to 10 percent of the initial purchase payment. Systematic withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn. You should consult your tax advisor regarding the tax consequences of systematic withdrawals.

You may designate withdrawals from the certificate in one of the following ways:

- withdrawing a specific total dollar amount prorated from all accounts in which you have a balance (if no other choice is made, we will withdraw amounts under this method);

- withdrawing a specific total dollar amount and specifying which percentage of that total amount will be withdrawn from all accounts in which you have a balance; or

- withdrawing only the interest credited to the fixed account over the systematic withdrawal period.
Minimum certificate value                $5,000
Minimum systematic withdrawal amount     $100

SURRENDERS

You may surrender all or part of your certificate at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your certificate at the next accumulation unit value calculated after we receive your request. We may ask you to return the certificate. You may have to pay IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin.

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total certificate value, unless you request otherwise.

RECEIVING PAYMENT
By regular or express mail:

- payable to you.

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the surrender amount includes a purchase payment check that has not cleared;

  -- the NYSE is closed, except for normal holiday and weekend closings;

  -- trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

--------------------------------------------------------------------------------

22      SYMPHONY ANNUITY -- NEW YORK

TSA - SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  -- you are at least age 59 1/2;

  -- you are disabled as defined in the Code;

  -- you separated from the service of the employer who purchased the certificate; or

  -- the distribution is because of your death.

- If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all certificate values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA certificate to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the certificate as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of certificate values within the certificate, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your certificate as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 23

BENEFITS IN CASE OF DEATH

If you or the annuitant die before the retirement date while the certificate is in force we will pay the beneficiary as follows:

Before the initial fifth certificate anniversary, the beneficiary receives the greater of:

- the certificate value; or

- the amount of purchase payments (minus any surrenders).

On or after the initial fifth certificate anniversary, and each subsequent fifth certificate anniversary, the beneficiary receives the greater of:

- the certificate value; or

- a minimum guaranteed death benefit which equals:

  -- the death benefit calculated as of the previous fifth certificate anniversary;

  -- plus any purchase payments made since the previous fifth certificate anniversary;

  -- minus any surrenders since the previous fifth certificate anniversary.

If a certificate has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the retirement date, your spouse may keep the certificate as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the certificate in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the certificate as owner until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this certificate if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the certificate's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes.")

--------------------------------------------------------------------------------

24      SYMPHONY ANNUITY -- NEW YORK

THE ANNUITY PAYOUT PERIOD

As owner of the certificate, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available to purchase payouts under the plan you select is the certificate value on your retirement date. We will make annuity payouts on a fixed basis. We do not deduct any surrender charges under the payout plans listed below.

RETIREMENT PAYMENT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before certificate values are used to purchase the payout plan:

PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

RESTRICTIONS FOR SOME TAX-DEFERRED RETIREMENT PLANS -- If you purchased a qualified annuity in connection with a Section 401(k) plan, custodial or trusteed plan, or as an IRA or TSA, you may be required to select a payment plan (in accordance with the applicable provisions of the Code) that provides for payments:

- over the life of the annuitant;

- over the joint lives of the annuitant and beneficiary;

- for a period not exceeding the life expectancy of the annuitant; or

- for a period not exceeding the joint life expectancies of the annuitant and beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS -- You must give us written instructions for paying retirement benefits at least 30 days before the retirement date. If you do not, we will make payments under Plan B, with 120 monthly payments guaranteed.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 25

IF MONTHLY PAYMENTS WOULD BE LESS THAN $50 -- We will calculate your certificate value at the retirement date. If the calculations show that monthly payments would be less than $50, we reserve the right to change the frequency of the retirement payments or to pay the certificate value in one lump sum.

DEATH AFTER RETIREMENT PAYMENTS BEGIN -- If you or the annuitant die after retirement payments begin, we will pay any amount payable to the beneficiary as provided in the retirement payment plan in effect.

TAXES

Generally, under current law, your certificate has a tax-deferral feature. This means any increase in the value of the fixed account and/or variable accounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the certificate is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified certificate when you take distributions from any one of those certificates.

QUALIFIED ANNUITIES: Your certificate may be used to fund a tax-deferred retirement plan that is already tax-deferred under the Code. The certificate will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is tax-deferred. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the certificate.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the certificate comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your certificate with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the certificate and will be taxed when paid to you.

SURRENDERS: If you surrender part or all of your certificate before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your certificate immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your certificate before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a certificate is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the certificate is taxable as ordinary income to the beneficiary in the years he or she receives the payments.

--------------------------------------------------------------------------------

26      SYMPHONY ANNUITY -- NEW YORK

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your certificate before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your certificate before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the certificate value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the certificate value from a qualified annuity (except an IRA, SEP or Section 457
Plan), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time we make payout. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

- the payout is a minimum distribution required under the Code.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 27

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the certificate will be the value of the certificate at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your certificate, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your certificate.

TAX QUALIFICATION: We intend that the certificate qualify as an annuity for federal income tax purposes. To that end, the provisions of the certificate are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the certificate. We reserve the right to amend the certificate to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the certificate to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As an owner with investments in the subaccounts, you may vote on important fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

--------------------------------------------------------------------------------

28      SYMPHONY ANNUITY -- NEW YORK

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
Salomon Smith Barney Inc., a Delaware Corporation, is the principal underwriter for the contracts. Its offices are located at 388 Greenwich Street, New York, NY 10013. Salomon Smith Barney Inc. is a wholly-owned subsidiary of Smith Barney and an indirect wholly-owned subsidiary of Travelers Group Inc. Travelers Group Inc. is a diversified financial services holding company.

ISSUER

IDS Life of New York issues the certificates. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company. American Express Company is a financial services company headquartered in New York City principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.

IDS Life of New York pays total commissions of up to 7% of the total purchase payments it receives on the certificates.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. IDS Life is a defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of these suits.

Richard W. and Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York which was commenced in Minnesota State Court in October 1998. The action was brought by individuals who purchased an annuity in a qualified plan. The plaintiffs allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount.

IDS Life of New York is included as a party to preliminary settlement of all three class action lawsuits. We believe this approach will put these cases behind us and provide a fair outcome for our clients. Our decision to settle does not include any admission of wrongdoing. We do not anticipate that this proposed settlement, or any other lawsuits in which IDS Life of New York is a defendant, will have a material adverse effect on our financial condition.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 29

YEAR 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life of New York and the variable account. All of the major systems used by IDS Life of New York and the variable account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life of New York's and the variable account's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life of New York and the variable account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life of New York's and the variable account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life of New York's and the variable account's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

30      SYMPHONY ANNUITY -- NEW YORK

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

Performance Information.......... ...........     3
Calculating Annuity Payouts..................     5
Rating Agencies..............................     5
Principal Underwriter........................     6
Independent Auditors.........................     6
Financial Statements

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 31

Please check the appropriate box to receive a copy of the Statement of Additional Information for:

/ /  Symphony Annuity
/ /  American Express Variable Portfolio Funds
/ /  Greenwich Street Series Fund

MAIL YOUR REQUEST TO:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12705

WE WILL MAIL YOUR REQUEST TO:

Your name  _____________________________________________________________________

Address  _______________________________________________________________________

City  _________________________ State  ___________ Zip  ________________________

Symphony
-------------------------------

IDS Life Insurance Company
Of New York
P.O. Box 5144
Albany, NY 12205

IN0800                                                           S-6226 L (5/00)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                                SYMPHONY ANNUITY

                        IDS LIFE OF NEW YORK ACCOUNT SBS

                                   May 1, 2000

IDS Life of New York Account SBS is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your financial consultant, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY  12203
800-724-0705

SYMPHONY ANNUITY
IDS LIFE OF NEW YORK ACCOUNT SBS


                                TABLE OF CONTENTS

Performance Information..................................................p. 3

Calculating Annuity Payouts..............................................p. 5

Rating Agencies..........................................................p. 5

Principal Underwriter....................................................p. 6

Independent Auditors.....................................................p. 6

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the variable subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional period thereof)

Cumulative Total Return

Aggregate total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional period thereof)

Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire certificate value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the certificate administrative charge, the variable account administrative charge and the mortality and expense risk fee.

Annualized Calculation of Yield for Subaccounts Investing in Money Market Fund

Annualized Simple Yield:

For the subaccounts investing in the money market fund, we base quotations of simple yield on:

     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

     (b) less a pro rata share of the subaccount expenses accrued over the period;

     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

     (d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and o any dividends declared for such shares.

It does not include:

o    the effect of any applicable surrender charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
            d = the maximum offering price per accumulation unit on the last day of the period

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The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

We guarantee the fixed annuity payout amounts. Once calculated, the payout will remain the same and never change. To calculate annuity payouts we:

o take the total value of the fixed account and the variable subaccounts at the annuity start date, retirement date, or the date selected to begin receiving annuity payouts; the

o using an annuity table we apply the value according to the annuity payout plan selected.

The table will be equal to or greater than the table in the contract.

The annuity payout table we use will be the one in effect at the time chosen to begin annuity payouts.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating
__________________        __________________

      A.M. Best                  A+
                             (Superior)

    Duff & Phelps               AAA

       Moody's            Aa2 (Excellent)

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. IDS Life has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in IDS Life's General Account and reflects IDS Life's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with IDS Life's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the certificate is Salomon Smith Barney Inc., which offers the contract on a continuous basis.

Surrender charges received by Salomon Smith Barney Inc. for the last three years aggregated total 993,347, 886,431, and 688,455, respectively.

Commissions paid by Salomon Smith Barney Inc. for the last three years aggregated total 957,659, 1,115,312, and 1,067,783, respectively.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

IDS Life of New York Account SBS

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life of New York Account SBS (comprised of subaccounts BSI, BCR, BAP, BDS, BEG, BEM, BEX, BGI, BIH, BIE, BMO and BTR,) as of December 31, 1999, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life of New York Account SBS (as described above) at December 31, 1999 and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
    ERNST & YOUNG LLP
Minneapolis, Minnesota
March 17, 2000

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

IDS Life of New York Account SBS

Statements of Net Assets
December 31, 1999

                                                                                     Segregated Asset Subaccounts
Assets                                                                   BSI                    BCR                    BAP
Investments in shares of mutual funds and portfolios:
  at cost                                                              $ 15,875               $ 22,012            $ 2,446,237
                                                                       --------               --------            -----------
  at market value                                                      $ 14,106               $ 28,592            $ 4,189,978
Dividends receivable                                                         87                     --                     --
Accounts receivable from IDS Life of New York for
certificate purchase payments                                                --                     --                  6,618
Receivable from mutual funds and portfolios for share redemptions            --                     --                  5,351
                                                                          -----                  -----                  -----
Total assets                                                             14,193                 28,592              4,201,947
                                                                         ======                 ======              =========

Liabilities
Payable to IDS Life of New York for:
  Mortality and expense risk fee                                             15                     30                  4,491
  Administrative charge                                                       3                      6                    898
  Certificate terminations                                                   --                     --                     --
Payable to mutual funds and portfolios for investments purchased             --                     --                  6,618
                                                                          -----                  -----                  -----
Total liabilities                                                            18                     36                 12,007
                                                                             --                     --                 ------
Net assets applicable to contracts in accumulation period              $ 14,175               $ 28,556            $ 4,189,940
                                                                       ========               ========            ===========
Accumulation units outstanding                                           12,680                 13,063              1,705,979
                                                                         ======                 ======              =========
Net asset value per accumulation unit                                    $ 1.12                 $ 2.19                 $ 2.45
                                                                         ======                 ======                 ======

Assets                                                                    BDS                    BEG                    BEM
Investments in shares of mutual funds and portfolios:
  at cost                                                            $ 1,259,013              $ 905,574              $ 845,084
                                                                     -----------              ---------              ---------
  at market value                                                    $ 1,302,182            $ 2,125,209              $ 834,591
Dividends receivable                                                          --                     --                     --
Accounts receivable from IDS Life of New York for
certificate purchase payments                                                 --                     --                     --
Receivable from mutual funds and portfolios for share redemptions          2,386                  2,779                  1,204
                                                                           -----                  -----                  -----
Total assets                                                           1,304,568              2,127,988                835,795
                                                                       =========              =========                =======

Liabilities
Payable to IDS Life of New York for:
  Mortality and expense risk fee                                           1,400                  2,274                    969
  Administrative charge                                                      280                    455                    194
  Certificate terminations                                                   706                     50                     41
Payable to mutual funds and portfolios for investments purchased              --                     --                     --
                                                                           -----                    ---                 ------
Total liabilities                                                          2,386                  2,779                  1,204
                                                                           -----                  -----                  -----
Net assets applicable to contracts in accumulation period            $ 1,302,182            $ 2,125,209              $ 834,591
                                                                     ===========            ===========              =========
Accumulation units outstanding                                           912,546                417,096                514,226
                                                                         =======                =======                =======
Net asset value per accumulation unit                                     $ 1.43                 $ 5.10                 $ 1.62
                                                                          ======                 ======                 ======

See accompanying notes to financial statements.
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

IDS Life of New York Account SBS

Statements of Net Assets
December 31, 1999

                                                                                   Segregated Asset Subaccounts
Assets                                                          BEX                    BGI                BIH             BIE
Investments in shares of mutual funds and portfolios:
  at cost                                                    $ 426,107            $ 1,539,465        $ 1,722,640       $ 683,819
                                                             ---------            -----------        -----------       ---------
  at market value                                          $ 1,075,391            $ 1,876,782        $ 1,618,146     $ 1,348,394
Dividends receivable                                                --                     --                 --              --
Accounts receivable from IDS Life of New York
for certificate purchase payments                                   --                      9                 --             698
Receivable from mutual funds and portfolios
for share redemptions                                            1,735                  2,625              2,280           1,887
                                                                 -----                  -----              -----           -----
Total assets                                                 1,077,126              1,879,416          1,620,426       1,350,979
                                                             =========              =========          =========       =========

Liabilities
Payable to IDS Life of New York for:
  Mortality and expense risk fee                                 1,300                  2,187              1,733           1,573
  Administrative charge                                            260                    438                346             314
  Certificate terminations                                         175                     --                201              --
Payable to mutual funds and portfolios
for investments purchased                                           --                      9                 --             698
                                                                                            -                                ---
Total liabilities                                                1,735                  2,634              2,280           2,585
                                                                 -----                  -----              -----           -----
Net assets applicable to contracts in accumulation period  $ 1,075,391            $ 1,876,782        $ 1,618,146     $ 1,348,394
                                                           ===========            ===========        ===========     ===========
Accumulation units outstanding                                 333,886                847,557          1,323,638         628,560
                                                               =======                =======          =========         =======
Net asset value per accumulation unit                           $ 3.22                 $ 2.21             $ 1.22          $ 2.15
                                                                ======                 ======             ======          ======

                                                                                                        Combined
                                                                                                        Variable
Assets                                                           BMO                    BTR              Account
Investments in shares of mutual funds and portfolios:
  at cost                                                     $ 444,912            $ 1,535,375      $ 11,846,113
                                                              ---------            -----------      ------------
  at market value                                             $ 444,912            $ 2,298,850      $ 17,157,133
Dividends receivable                                              1,279                     --             1,366
Accounts receivable from IDS Life of New York
for certificate purchase payments                                    --                     --             7,325
Receivable from mutual funds and portfolios
for share redemptions                                            43,366                  3,895            67,508
                                                                 ------                  -----            ------
Total assets                                                    489,557              2,302,745        17,233,332
                                                                =======              =========        ==========

Liabilities
Payable to IDS Life of New York for:
  Mortality and expense risk fee                                    493                  2,632            19,097
  Administrative charge                                              99                    526             3,819
  Certificate terminations                                       42,774                    738            44,685
Payable to mutual funds and portfolios
for investments purchased                                         1,279                     --             8,604
                                                                  -----                                    -----
Total liabilities                                                44,645                  3,896            76,205
                                                                 ------                  -----            ------
Net assets applicable to contracts in accumulation period     $ 444,912            $ 2,298,849      $ 17,157,127
                                                              =========            ===========      ============
Accumulation units outstanding                                  372,896                970,516
                                                                =======                =======
Net asset value per accumulation unit                            $ 1.19                 $ 2.37
                                                                 ======                 ======


See accompanying notes to financial statements.

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

IDS Life of New York Account SBS

Statements of Operations
Year ended December 31, 1999

                                                                                  Segregated Asset Subaccounts
Investment income                                                       BSI                    BCR                    BAP
Dividend income from mutual funds and portfolios                     $ 1,067                $ 2,584              $ 132,701
                                                                     -------                -------              ---------
Expenses:
Mortality and expense risk fee                                           207                    323                 66,116
Administrative charge                                                     42                     70                 13,223
                                                                          --                     --                 ------
Total expenses                                                           249                    393                 79,339
                                                                         ---                    ---                 ------
Investment income (loss) - net                                           818                  2,191                 53,362
                                                                         ===                  =====                 ======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                  2,957                  2,248              2,269,125
  Cost of investments sold                                             3,295                  1,766              1,382,668
                                                                       -----                  -----              ---------
Net realized gain (loss) on investments                                 (338)                   482                886,457
Net change in unrealized appreciation or
depreciation of investments                                             (506)                 2,577               (372,513)
                                                                        ----                  -----               --------
Net gain (loss) on investments                                          (844)                 3,059                513,944
                                                                        ----                  -----                -------
Net increase (decrease) in net assets resulting from operations        $ (26)               $ 5,250              $ 567,306
                                                                       =====                =======              =========

Investment income                                                        BDS                    BEG                    BEM
Dividend income from mutual funds and portfolios                    $ 112,326              $ 245,373              $ 352,435
                                                                    ---------              ---------              ---------
Expenses:
Mortality and expense risk fee                                         22,258                 18,305                 17,243
Administrative charge                                                   4,452                  3,661                  3,449
                                                                        -----                  -----                  -----
Total expenses                                                         26,710                 21,966                 20,692
                                                                       ------                 ------                 ------
Investment income (loss) - net                                         85,616                223,407                331,743
                                                                       ======                =======                =======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments in
mutual funds and portfolios:
  Proceeds from sales                                                 878,568                244,612                753,423
  Cost of investments sold                                            846,544                154,029                702,420
                                                                      -------                -------                -------
Net realized gain (loss) on investments                                32,024                 90,583                 51,003
Net change in unrealized appreciation or
depreciation of investments                                          (117,821)               818,471               (452,920)
                                                                     --------                -------               --------
Net gain (loss) on investments                                        (85,797)               909,054               (401,917)
                                                                      -------                -------               --------
Net increase (decrease) in net assets resulting from operations        $ (181)           $ 1,132,461              $ (70,174)
                                                                       ======            ===========              =========

See accompanying notes to financial statements.

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

IDS Life of New York Account SBS

Statements of Operations
Year ended December 31, 1999

                                                                           Segregated Asset Subaccounts
Investment income                                       BEX                    BGI               BIH                    BIE
Dividend income from mutual funds and portfolios      $ 29,843              $ 624,075         $ 140,065              $ 131,037
                                                      --------              ---------         ---------              ---------
Expenses:
Mortality and expense risk fee                          31,385                 35,304            22,794                 15,718
Administrative charge                                    6,277                  7,061             4,559                  3,144
                                                         -----                  -----             -----                  -----
Total expenses                                          37,662                 42,365            27,353                 18,862
                                                        ------                 ------            ------                 ------
Investment income (loss) - net                          (7,819)               581,710           112,712                112,175
                                                        ======                =======           =======                =======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                                2,538,519              1,572,281           278,142                461,577
  Cost of investments sold                           1,084,898              1,318,638           283,089                293,101
                                                     ---------              ---------           -------                -------
Net realized gain (loss) on investments              1,453,621                253,643            (4,947)               168,476
Net change in unrealized appreciation or
depreciation of investments                         (1,078,251)              (608,116)         (203,072)               346,164
                                                    ----------               --------          --------                -------
Net gain (loss) on investments                         375,370               (354,473)         (208,019)               514,640
                                                       -------               --------          --------                -------
Net increase (decrease) in net assets
resulting from operations                            $ 367,551              $ 227,237         $ (95,307)             $ 626,815
                                                     =========              =========         =========              =========

                                                                                               Combined
                                                                                               Variable
Investment income                                       BMO                    BTR              Account
Dividend income from mutual funds and portfolios      $ 22,302              $ 154,635       $ 1,948,443
                                                      --------              ---------       -----------
Expenses:
Mortality and expense risk fee                           7,192                 31,029           267,874
Administrative charge                                    1,438                  6,205            53,581
                                                         -----                  -----            ------
Total expenses                                           8,630                 37,234           321,455
                                                         -----                 ------           -------
Investment income (loss) - net                          13,672                117,401         1,626,988
                                                        ======                =======         =========

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                                1,438,773                574,993        11,015,218
  Cost of investments sold                           1,438,772                403,882         7,913,102
                                                     ---------                -------         ---------
Net realized gain (loss) on investments                      1                171,111         3,102,116
Net change in unrealized appreciation or
depreciation of investments                                 (1)               156,583        (1,509,405)
                                                            --                -------        ----------
Net gain (loss) on investments                              --                327,694         1,592,711
                                                                              -------         ---------
Net increase (decrease) in net assets
resulting from operations                             $ 13,672              $ 445,095       $ 3,219,699
                                                      ========              =========       ===========


See accompanying notes to financial statements.

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

IDS Life of New York Account SBS

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                            Segregated Asset Subaccounts
Operations                                                      BSI                    BCR                    BAP
Investment income (loss) - net                                 $ 818                $ 2,191               $ 53,362
Net realized gain (loss) on investments                         (338)                   482                886,457
Net change in unrealized appreciation or
depreciation of investments                                     (506)                 2,577               (372,513)
                                                                ----                  -----               --------
Net increase (decrease) in net assets
resulting from operations                                        (26)                 5,250                567,306
                                                                 ===                  =====                =======

Certificate transactions
Certificate purchase payments                                     --                     --                    300
Net transfers*                                                    (5)                    (1)              (195,477)
Certificate terminations:
  Surrender benefits and certificate charges                  (2,882)                (1,908)            (1,973,158)
  Death benefits                                                  --                     --                (20,519)
                                                               -----                  -----                -------
Increase (decrease) from certificate transactions             (2,887)                (1,909)            (2,188,854)
                                                              ------                 ------             ----------
Net assets at beginning of year                               17,088                 25,215              5,811,488
                                                              ------                 ------              ---------
Net assets at end of year                                   $ 14,175               $ 28,556            $ 4,189,940
                                                            ========               ========            ===========

Accumulation unit activity
Units outstanding at beginning of year                        15,296                 14,059              2,640,863
Certificate purchase payments                                     --                     --                    128
Net transfers*                                                    --                     --                (83,127)
Certificate terminations:
  Surrender benefits and certificate charges                  (2,616)                  (996)              (843,021)
  Death benefits                                                  --                     --                 (8,864)
                                                              ------                  -----                 ------
Units outstanding at end of year                              12,680                 13,063              1,705,979
                                                              ======                 ======              =========

Operations                                                      BDS                    BEG                    BEM
Investment income (loss) - net                              $ 85,616              $ 223,407              $ 331,743
Net realized gain (loss) on investments                       32,024                 90,583                 51,003
Net change in unrealized appreciation or
depreciation of investments                                 (117,821)               818,471               (452,920)
                                                            --------                -------               --------
Net increase (decrease) in net assets
resulting from operations                                       (181)             1,132,461                (70,174)
                                                                ====              =========                =======

Certificate transactions
Certificate purchase payments                                     --                  1,012                    300
Net transfers*                                              (470,774)                   (25)              (208,310)
Certificate terminations:
  Surrender benefits and certificate charges                (372,781)              (220,963)              (521,672)
  Death benefits                                                  --                     --                     --
                                                               -----                 ------                 ------
Increase (decrease) from certificate transactions           (843,555)              (219,976)              (729,682)
                                                            --------               --------               --------
Net assets at beginning of year                            2,145,918              1,212,724              1,634,447
                                                           ---------              ---------              ---------
Net assets at end of year                                $ 1,302,182            $ 2,125,209              $ 834,591
                                                         ===========            ===========              =========

Accumulation unit activity
Units outstanding at beginning of year                     1,506,706                485,683                944,888
Certificate purchase payments                                     --                    350                    177
Net transfers*                                              (332,123)                    --               (118,147)
Certificate terminations:
  Surrender benefits and certificate charges                (262,037)               (68,937)              (312,692)
  Death benefits                                                  --                     --                     --
                                                              ------                 ------                   ----
Units outstanding at end of year                             912,546                417,096                514,226
                                                             =======                =======                =======

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New York's fixed account. See accompanying notes to financial statements.

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

IDS Life of New York Account SBS

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                            Segregated Asset Subaccounts
Operations                                                 BEX              BGI                    BIH               BIE
Investment income (loss) - net                           $ (7,819)       $ 581,710              $ 112,712         $ 112,175
Net realized gain (loss) on investments                 1,453,621          253,643                 (4,947)          168,476
Net change in unrealized appreciation or
depreciation of investments                            (1,078,251)        (608,116)              (203,072)          346,164
                                                       ----------         --------               --------           -------
Net increase (decrease) in net assets
resulting from operations                                 367,551          227,237                (95,307)          626,815
                                                          =======          =======                =======           =======

Certificate transactions
Certificate purchase payments                                 300              299                    300                --
Net transfers*                                           (196,503)        (195,138)                85,656           (22,354)
Certificate terminations:
  Surrender benefits and certificate charges           (2,184,128)      (1,293,085)              (347,309)         (418,715)
  Death benefits                                               --          (18,260)                    --                --
                                                                           -------
Increase (decrease) from certificate transactions      (2,380,331)      (1,506,184)              (261,353)         (441,069)
                                                       ----------       ----------               --------          --------
Net assets at beginning of year                         3,088,171        3,155,729              1,974,806         1,162,648
                                                        ---------        ---------              ---------         ---------
Net assets at end of year                             $ 1,075,391      $ 1,876,782            $ 1,618,146       $ 1,348,394
                                                      ===========      ===========            ===========       ===========

Accumulation unit activity
Units outstanding at beginning of year                  1,141,269        1,553,578              1,532,565           887,562
Certificate purchase payments                                 102              141                    240                --
Net transfers*                                            (64,741)         (90,503)                67,462           (15,676)
Certificate terminations:
  Surrender benefits and certificate charges             (742,744)        (606,848)              (276,629)         (243,326)
  Death benefits                                               --           (8,811)                    --                --
                                                                            ------
Units outstanding at end of year                          333,886          847,557              1,323,638           628,560
                                                          =======          =======              =========           =======

                                                                                                  Combined
                                                                                                  Variable
Operations                                                 BMO                    BTR              Account
Investment income (loss) - net                           $ 13,672              $ 117,401       $ 1,626,988
Net realized gain (loss) on investments                         1                171,111         3,102,116
Net change in unrealized appreciation or
depreciation of investments                                    (1)               156,583        (1,509,405)
                                                               --                -------        ----------
Net increase (decrease) in net assets
resulting from operations                                  13,672                445,095         3,219,699
                                                           ======                =======         =========

Certificate transactions
Certificate purchase payments                                  --                     --             2,511
Net transfers*                                          1,230,735                 (7,343)           20,461
Certificate terminations:
  Surrender benefits and certificate charges           (1,332,968)              (515,806)       (9,185,375)
  Death benefits                                               --                     --           (38,779)
                                                         --------                -------           -------
Increase (decrease) from certificate transactions        (102,233)              (523,149)       (9,201,182)
                                                         --------               --------        ----------
Net assets at beginning of year                           533,473              2,376,903        23,138,610
                                                          -------              ---------        ----------
Net assets at end of year                               $ 444,912            $ 2,298,849      $ 17,157,127
                                                        =========            ===========      ============

Accumulation unit activity
Units outstanding at beginning of year                    458,120              1,206,105
Certificate purchase payments                                  --                     --
Net transfers*                                          1,042,575                 (3,473)
Certificate terminations:
  Surrender benefits and certificate charges           (1,127,799)              (232,116)
  Death benefits                                               --                     --
                                                           ------                 ------
Units outstanding at end of year                          372,896                970,516
                                                          =======                =======


*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New York's fixed account. See accompanying notes to financial statements.


IDS Life of New York Account SBS

Statements of Changes in Net Assets
Year ended December 31, 1998

                                                                                          Segregated Asset Subaccounts
Operations                                                                       BSI                  BCR                 BAP
Investment income (loss) - net                                                  $ 976             $ 1,511           $ 228,010
Net realized gain (loss) on investments                                            --                 212             384,672
Net change in unrealized appreciation or
depreciation of investments                                                    (1,050)              2,620             332,093
                                                                               ------               -----             -------
Net increase (decrease) in net assets
resulting from operations                                                         (74)              4,343             944,775
                                                                                  ===               =====             =======

Certificate transactions
Certificate purchase payments                                                      --                  --                 790
Net transfers*                                                                  2,987               3,801              36,767
Certificate terminations:
  Surrender benefits and certificate charges                                       (6)             (1,764)           (944,728)
  Death benefits                                                                   --                  --              (5,069)
                                                                                -----               -----              ------
Increase (decrease) from certificate transactions                               2,981               2,037            (912,240)
                                                                                -----               -----            --------
Net assets at beginning of year                                                14,181              18,835           5,778,953
                                                                               ------              ------           ---------
Net assets at end of year                                                    $ 17,088            $ 25,215         $ 5,811,488
                                                                             ========            ========         ===========

Accumulation unit activity
Units outstanding at beginning of year                                         12,690              12,843           3,081,905
Certificate purchase payments                                                      --                  --                 376
Net transfers*                                                                  2,611               2,368              16,941
Certificate terminations:
  Surrender benefits and certificate charges                                       (5)             (1,152)           (455,931)
  Death benefits                                                                   --                  --              (2,428)
                                                                                -----               -----              ------
Units outstanding at end of year                                               15,296              14,059           2,640,863
                                                                               ======              ======           =========

Operations                                                                        BDS                 BEG                 BEM
Investment income (loss) - net                                              $ 106,454           $ 159,674            $ 113,933
Net realized gain (loss) on investments                                        38,374              68,107               83,968
Net change in unrealized appreciation or
depreciation of investments                                                   (33,283)            101,896               32,668
                                                                              -------             -------               ------
Net increase (decrease) in net assets
resulting from operations                                                     111,545             329,677              230,569
                                                                              =======             =======              =======

Certificate transactions
Certificate purchase payments                                                     250               1,511                   40
Net transfers*                                                                (11,879)             (1,881)             (96,995)
Certificate terminations:
  Surrender benefits and certificate charges                                 (452,258)           (192,040)            (172,806)
  Death benefits                                                               (3,360)                 --                   --
                                                                               ------              ------               ------
Increase (decrease) from certificate transactions                            (467,247)           (192,410)            (269,761)
                                                                             --------            --------             --------
Net assets at beginning of year                                             2,501,620           1,075,457            1,673,639
                                                                            ---------           ---------            ---------
Net assets at end of year                                                  $2,145,918         $ 1,212,724          $ 1,634,447
                                                                           ==========         ===========          ===========

Accumulation unit activity
Units outstanding at beginning of year                                      1,841,311             581,926            1,115,107
Certificate purchase payments                                                     179                 688                   25
Net transfers*                                                                 (8,776)             (3,519)             (61,993)
Certificate terminations:
  Surrender benefits and certificate charges                                 (323,573)            (93,412)            (108,251)
  Death benefits                                                               (2,435)                 --                   --
                                                                               ------              ------               ------
Units outstanding at end of year                                            1,506,706             485,683              944,888
                                                                            =========             =======              =======


*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New York's fixed account.
See accompanying notes to financial statements.



IDS Life of New York Account SBS

Statements of Changes in Net Assets
Year ended December 31, 1998

                                                                        Segregated Asset Subaccounts
Operations                                              BEX                 BGI                  BIH                 BIE
Investment income (loss) - net                      $ (12,198)           $ 314,362           $ 101,941           $ (14,323)
Net realized gain (loss) on investments               165,922              118,355               9,952              92,594
Net change in unrealized appreciation or
depreciation of investments                           525,208             (122,734)             (7,465)            118,017
                                                      -------             --------              ------             -------
Net increase (decrease) in net assets
resulting from operations                             678,932              309,983             104,428             196,288
                                                      =======              =======             =======             =======

Certificate transactions
Certificate purchase payments                           2,282                  790                  40                 500
Net transfers*                                         26,626              (67,853)             28,071              (4,283)
Certificate terminations:
Surrender benefits and certificate charges           (283,467)            (233,756)           (194,250)           (402,817)
Death benefits                                             --                   --             (25,951)                 --
                                                      -------               ------             -------             -------
Increase (decrease) from certificate transactions    (254,559)            (300,819)           (192,090)           (406,600)
                                                     --------             --------            --------            --------
Net assets at beginning of year                     2,663,798            3,146,565           2,062,468           1,372,960
                                                    ---------            ---------           ---------           ---------
Net assets at end of year                         $ 3,088,171          $ 3,155,729         $ 1,974,806         $ 1,162,648
                                                  ===========          ===========         ===========         ===========

Accumulation unit activity
Units outstanding at beginning of year              1,246,827            1,708,537           1,683,871           1,226,952
Certificate purchase payments                             938                  388                  32                 377
Net transfers*                                         10,707              (37,294)             22,482             (10,511)
Certificate terminations:
Surrender benefits and certificate charges           (117,203)            (118,053)           (153,193)           (329,256)
Death benefits                                             --                   --             (20,627)                 --
                                                    --------             ---------             -------             ------
Units outstanding at end of year                    1,141,269            1,553,578           1,532,565             887,562
                                                    =========            =========           =========             =======

                                                                                               Combined
                                                                                               Variable
Operations                                             BMO                  BTR                 Account
Investment income (loss) - net                       $ 15,693            $ 100,784          $ 1,114,330
Net realized gain (loss) on investments                     1              145,077            1,107,022
Net change in unrealized appreciation or
depreciation of investments                                (2)            (158,222)             788,176
                                                           --             --------              -------
Net increase (decrease) in net assets
resulting from operations                              15,692               87,639            3,009,528
                                                       ======               ======            =========

Certificate transactions
Certificate purchase payments                              --                   --                6,203
Net transfers*                                        204,505               70,437              183,515
Certificate terminations:
Surrender benefits and certificate charges           (207,850)            (477,886)          (3,561,858)
Death benefits                                             --              (28,747)             (63,127)
                                                      -------              -------              -------
Increase (decrease) from certificate transactions      (3,345)            (436,196)          (3,435,267)
                                                       ------             --------           ----------
Net assets at beginning of year                       521,126            2,725,460           23,522,046
                                                      -------            ---------           ----------
Net assets at end of year                           $ 533,473          $ 2,376,903         $ 23,096,307
                                                    =========          ===========         ============

Accumulation unit activity
Units outstanding at beginning of year                460,369            1,430,157
Certificate purchase payments                              --                   --
Net transfers*                                        176,937               34,773
Certificate terminations:
Surrender benefits and certificate charges           (179,186)            (244,517)
Death benefits                                             --              (14,308)
                                                      -------              -------
Units outstanding at end of year                      458,120            1,206,105
                                                      =======            =========

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New York's fixed account.
See accompanying notes to financial statements.


IDS Life of New York Account SBS

Notes to Financial Statements

1. ORGANIZATION

IDS Life of New York Account SBS (the Variable  Account) was established on Oct.
8,  1991  under  New  York  law as a single  unit  investment  trust of IDS Life
Insurance  Company  of New York  (IDS Life of New  York)  under  the  Investment
Company  Act of 1940,  as amended  (the 1940 Act).  Operations  of the  Variable
Account commenced on March 15, 1993.

The  Variable  Account is  comprised  of various  subaccounts.  Each  subaccount invests  exclusively  in  shares of the  following  mutual  funds or  portfolios
(collectively,   the  Funds),  which  are  registered  under  the  1940  Act  as diversified,  open-end  management  investment  companies and have the following investment managers.

Subaccount                     Invests exclusively in shares of                                    Investment Manager
BSI                            AXPSM Variable Portfolio-- Bond Fund                                IDS Life Insurance Company 1
BCR                            AXPSM Variable Portfolio-- Capital Resource Fund                    IDS Life Insurance Company 1
BAP                            Appreciation Portfolio                                              Salomon Smith Barney Inc.2
BDS                            Diversified Strategic Income Portfolio                              Salomon Smith Barney Inc.3
BEG                            Emerging Growth Portfolio                                           Salomon Smith Barney Inc.4
BEM                            Equity Income Portfolio                                             Salomon Smith Barney Inc.2
BEX                            Equity Index Portfolio                                              Salomon Smith Barney Inc.5
BGI                            Growth & Income Portfolio                                           Salomon Smith Barney Inc.2
BIH                            Intermediate High Grade Portfolio                                   Salomon Smith Barney Inc.2
BIE                            International Equity Portfolio                                      Salomon Smith Barney Inc.2
BMO                            Money Market Portfolio                                              Salomon Smith Barney Inc.2
BTR                            Total Return Portfolio                                              Salomon Smith Barney Inc.2

1 American Express Financial  Corporation  (AEFC) is the investment  advisor.
2 SSBCiti Fund Management LLC (SSBCiti) is the investment advisor.
3 SSBCiti is the investment advisor. Smith Barney Global Capital Management,
  Inc. is the sub-investment advisor.
4 SSBCiti (Appointed interim advisor pending shareholder approval)
5 Travelers Investment Management Company is the investment advisor.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Fund

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account.

3. MORTALITY AND EXPENSE RISK FEE

IDS Life of New York makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the certificate owners and annuitants will not affect the Variable
Account. The mortality and expense risk fee paid to IDS Life of New York is deducted daily and is equal, on an annual basis, to 1.25% of the daily net assets of the subaccounts.

4. VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

IDS Life of New York deducts a daily charge equal,  on an annual basis, to 0.25%
of  the  daily  net  asset  value  of  each   subaccount.   It  covers   certain
administrative and operating expenses of the subaccounts incurred by IDS Life of
New York  such as  accounting,  legal and data  processing  fees,  and  expenses involved in the preparation and distribution of reports and prospectuses.

5. CERTIFICATE ADMINISTRATIVE CHARGE

IDS Life of New York deducts an administrative charge of $30 per year on each certificate anniversary. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the Annuity records. This charge cannot be increased and does not apply after a retirement payment plan begins. IDS Life of New York does not expect to profit from this charge.

6. SURRENDER CHARGE

IDS Life of New York will use a surrender charge to help it recover certain expenses relating to the sale of the Annuity. The surrender charge is deducted for surrenders during the first six payment years following a purchase payment.
Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $993,347 in 1999 and $886,431 in 1998. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

7. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount               Investment                                                     Shares            NAV
BSI                      AXPSM Variable Portfolio-- Bond Fund                            1,338         $10.54
BCR                      AXPSM Variable Portfolio-- Capital Resource Fund                  786          36.40
BAP                      Appreciation Portfolio                                        179,135          23.39
BDS                      Diversified Strategic Income Portfolio                        124,730          10.44
BEG                      Emerging Growth Portfolio                                      64,186          33.11
BEM                      Equity Income Portfolio                                        69,203          12.06
BEX                      Equity Index Portfolio                                         29,989          35.86
BGI                      Growth & Income Portfolio                                     113,952          16.47
BIH                      Intermediate High Grade Portfolio                             166,991           9.69
BIE                      International Equity Portfolio                                 65,140          20.70
BMO                      Money Market Portfolio                                        444,912           1.00
BTR                      Total Return Portfolio                                        114,143          20.14

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                            Year ended Dec. 31,
Subaccount               Investment                                                1999                             1998
BSI                      AXPSM Variable Portfolio-- Bond Fund                    $   819                        $  3,963
BCR                      AXPSM Variable Portfolio-- Capital Resource Fund          2,566                           5,589
BAP                      Appreciation Portfolio                                  126,241                         444,679
BDS                      Diversified Strategic Income Portfolio                  117,887                         154,343
BEG                      Emerging Growth Portfolio                               246,476                         227,153
BEM                      Equity Income Portfolio                                 353,408                         175,928
BEX                      Equity Index Portfolio                                  146,447                          56,412
BGI                      Growth & Income Portfolio                               643,789                         378,249
BIH                      Intermediate High Grade Portfolio                       126,985                         162,974
BIE                      International Equity Portfolio                          131,104                          28,465
BMO                      Money Market Portfolio                                1,349,500                         326,416
BTR                      Total Return Portfolio                                  166,128                         221,289
                         Combined Variable Account                            $3,411,350                      $2,185,460

9. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life of New York and the Variable Account. All of the major systems used by IDS Life of New York and the Variable Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life of New York's and the Variable
Account's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life of New York and the Variable Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve any potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life of New York's and the Variable Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life of New York's and the Variable Account's business, results of operations, or financial condition as a result of the Year 2000 issue.




IDS LIFE INSURANCE COMPANY OF NEW YORK
FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK
We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP
February 3, 2000
Minneapolis, Minnesota

--------------------------------------------------------------------------------

                                      IDS LIFE INSURANCE COMPANY OF NEW YORK F-1

IDS LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

DECEMBER 31, ($ THOUSANDS)                   1999         1998
 ASSETS
-----------------------------------------------------------------
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost
    (fair value:
    1999, $432,004; 1998, $503,909)       $  434,343   $  473,592
    Available for sale, at fair value
    (amortized cost:
    1999, $579,014; 1998, $561,325)          555,574      578,591
-----------------------------------------------------------------
                                             989,917    1,052,183
Mortgage loans on real estate                154,062      166,835
Policy loans                                  27,528       25,421
Other investments                                 --          566
-----------------------------------------------------------------
    Total investments                      1,171,507    1,245,005
Cash and cash equivalents                      8,131        3,007
Amounts recoverable from reinsurers            6,914        4,077
Accounts receivable                              567          842
Premiums due                                     199          204
Accrued investment income                     18,365       19,893
Deferred policy acquisition costs            136,229      129,477
Deferred income taxes                          3,881           --
Other assets                                     723        1,042
Separate account assets                    1,957,703    1,491,679
-----------------------------------------------------------------
Total assets                              $3,304,219   $2,895,226
-----------------------------------------------------------------

 LIABILITIES AND STOCKHOLDER'S EQUITY
-----------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities                           $  821,992   $  875,507
Universal life-type insurance                156,420      152,195
Traditional life, disability income and
  long-term care insurance                    64,278       55,910
Policy claims and other policyholders'
  funds                                        2,584        3,105
Deferred income taxes                             --        7,912
Amounts due to brokers                            --        4,507
Other liabilities                             21,432       24,945
Separate account liabilities               1,957,703    1,491,679
-----------------------------------------------------------------
Total liabilities                          3,024,409    2,615,760
-----------------------------------------------------------------
Stockholder's equity:
  Capital stock, $10 par value per
  share;
200,000 shares authorized, issued and
  outstanding                                  2,000        2,000
Additional paid-in capital                    49,000       49,000
Accumulated other comprehensive (loss)
  income:
Net unrealized securities (losses) gains     (14,966)      11,014
-----------------------------------------------------------------
Retained earnings                            243,776      217,452
-----------------------------------------------------------------
Total stockholder's equity                   279,810      279,466
-----------------------------------------------------------------
Total liabilities and stockholder's
  equity                                  $3,304,219   $2,895,226
=================================================================

See accompanying notes.

--------------------------------------------------------------------------------

F-2      IDS LIFE INSURANCE COMPANY OF NEW YORK

IDS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, ($ THOUSANDS)                          1999       1998       1997
 REVENUES:
--------------------------------------------------------------------------------------------
Traditional life, disability income and long-term care
  insurance premiums                                          $ 15,613   $ 13,852   $ 12,376
Policyholder and contractholder charges                         22,502     20,467     18,319
Mortality and expense risk fees                                 17,019     13,980     11,312
Net investment income                                           95,514    100,871    106,274
Net realized gains on investments                                1,386      2,163        547
--------------------------------------------------------------------------------------------
Total revenues                                                 152,034    151,333    148,828
--------------------------------------------------------------------------------------------

 BENEFITS AND EXPENSE:
--------------------------------------------------------------------------------------------
Death and other benefits:
Traditional life, disability income and long-term care
  insurance                                                      5,579      5,553      3,633
Universal life-type insurance and investment contracts           6,313      4,320      3,852
Increase in liabilities for future policy benefits for for
  traditional life, disability income and long-term care
  insurance                                                      6,098      3,662      3,979
Interest credited on universal life-type insurance and
  investment contracts                                          50,767     55,073     62,294
Amortization of deferred policy acquisition costs               15,787     18,362     17,201
Other insurance and operating expenses                           9,925      8,917     10,220
--------------------------------------------------------------------------------------------
Total benefits and expenses                                     94,469     95,887    101,179
--------------------------------------------------------------------------------------------
Income before income taxes                                      57,565     55,446     47,649
Income taxes                                                    19,241     19,098     16,471
--------------------------------------------------------------------------------------------
Net income                                                    $ 38,324   $ 36,348   $ 31,178
============================================================================================

See accompanying notes.

--------------------------------------------------------------------------------

                                      IDS LIFE INSURANCE COMPANY OF NEW YORK F-3

IDS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                            ACCUMULATED
                                                                                               OTHER
                                                        TOTAL                  ADDITIONAL  COMPREHENSIVE
                                                    STOCKHOLDER'S   CAPITAL     PAID-IN    (LOSS) INCOME,   RETAINED
THREE YEARS ENDED DECEMBER 31, 1999 ($ THOUSANDS)      EQUITY        STOCK      CAPITAL      NET OF TAX     EARNINGS
 COMPREHENSIVE INCOME:
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1996                            $ 229,863     $ 2,000     $ 49,000       $  6,937     $171,926
Net income                                               31,178          --           --             --       31,178
Unrealized holding gains arising during the year,
  net of deferred policy acquisition costs of ($1)
  and taxes of ($3,412)                                   6,337          --           --          6,337           --
Reclassification adjustment for gains included in
  net income, net of tax of $54                             (99)         --           --            (99)          --
Other comprehensive income                                6,238          --           --          6,238           --
---------------------------------------------------------------------------------------------------------------------
Comprehensive income                                     37,416                                      --           --
Cash dividends to parent                                (10,000)         --           --             --      (10,000)
---------------------------------------------------------------------------------------------------------------------

 COMPREHENSIVE INCOME:
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1997                              257,279       2,000       49,000         13,175      193,104
Net income                                               36,348          --           --             --       36,348
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of $22
  and taxes of $1,415                                    (2,628)         --           --         (2,628)          --
Reclassification adjustment for losses included in
  net income, net of tax of ($252)                          467          --           --            467           --
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss                                 (2,161)         --           --         (2,161)          --
Comprehensive income                                     34,187                                      --           --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (12,000)         --           --             --      (12,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                              279,466       2,000       49,000         11,014      217,452

 COMPREHENSIVE INCOME:
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                              279,466       2,000       49,000         11,014      217,452
Net income                                               38,324          --           --             --       38,324
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of $737
  and of taxes of $13,537                               (25,140)         --           --        (25,140)          --
Reclassification adjustment for gains included in
  net income, net of tax of $452                           (840)         --           --           (840)          --
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss                                (25,980)         --           --        (25,980)          --
Comprehensive income                                     12,344                                      --           --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (12,000)         --           --             --      (12,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999                            $ 279,810     $ 2,000     $ 49,000       $(14,966)    $243,776
---------------------------------------------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

F-4      IDS LIFE INSURANCE COMPANY OF NEW YORK

IDS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, ($ THOUSANDS)                          1999        1998        1997
 CASH FLOWS FROM OPERATING ACTIVITIES:
-----------------------------------------------------------------------------------------------
Net income                                                    $  38,324   $  36,348   $  31,178
Adjustments to reconcile net income to net cash provided by
  operating activities:
Policy loans, excluding universal life-type insurance:
Issuance                                                         (3,063)     (3,110)     (3,073)
Repayment                                                         2,826       2,660       1,897
Change in accrued investment income                               1,528         312         863
Change in amounts recoverable from reinsurer                     (2,837)     (1,760)     (1,345)
Change in premiums due                                                5         (12)        (50)
Change in accounts receivable                                       275        (119)        218
Change in other assets                                              319         (47)        (95)
Change in deferred policy acquisition costs, net                 (6,015)     (2,841)     (7,431)
Change in liabilities for future policy benefits for
  traditional life, disability income and long-term care
  insurance                                                       8,368       5,441       5,131
Change in policy claims and other policyholders' funds             (522)       (908)        858
Deferred income tax provision (benefit)                           2,196      (2,369)       (960)
Change in other liabilities                                      (3,513)     (3,986)      3,468
Accretion of discount, net                                       (1,794)       (342)       (352)
Net realized gain on investments                                 (1,386)     (2,163)       (547)
Policyholder and contractholder charges, non-cash                (9,875)     (9,661)     (8,772)
Other, net                                                        1,859         118         715
-----------------------------------------------------------------------------------------------
Net cash provided by operating activities                     $  26,695   $  17,561   $  21,703

 CASH FLOWS FROM INVESTING ACTIVITIES:
-----------------------------------------------------------------------------------------------
Fixed maturities held to maturity:
Maturities, sinking fund payments and calls                   $  37,852   $  46,629   $  36,511
Sales                                                               790      16,173      12,616
Fixed maturities available for sale:
Purchases                                                      (155,690)    (86,072)   (101,818)
Maturities, sinking fund payments and calls                      50,515      96,578      84,229
Sales                                                            89,683      13,180      27,055
Other investments, excluding policy loans:
Purchases                                                        (3,598)     (9,121)    (33,243)
Sales                                                            16,671      21,113      14,233
Change in amounts due from brokers                                   --          --         995
Change in amounts due to brokers                                 (4,507)    (24,547)     26,047
-----------------------------------------------------------------------------------------------
Net cash provided by investing activities                        31,716      73,933      66,625

 CASH FLOWS FROM FINANCING ACTIVITIES:
-----------------------------------------------------------------------------------------------
Activity related to universal life-type insurance and
  investment contracts:
Considerations received                                          68,978      76,009     112,732
Surrenders and death benefits                                  (159,161)   (205,946)   (251,259)
Interest credited to account balances                            50,767      55,073      62,294
Universal life-type insurance policy loans:
Issuance                                                         (5,057)     (5,222)     (4,848)
Repayment                                                         3,186       3,599       2,753
Cash dividend to parent                                         (12,000)    (12,000)    (10,000)
-----------------------------------------------------------------------------------------------
Net cash used in financing activities                           (53,287)    (88,487)    (88,328)
-----------------------------------------------------------------------------------------------
Net increase in cash and cash equivalents                         5,124       3,007          --
Cash and cash equivalents at beginning of year                    3,007          --          --
-----------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                      $   8,131   $   3,007   $      --
-----------------------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

                                      IDS LIFE INSURANCE COMPANY OF NEW YORK F-5

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred policy acquisition costs and deferred income taxes.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral

--------------------------------------------------------------------------------

F-6      IDS LIFE INSURANCE COMPANY OF NEW YORK
values, and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                      1999     1998     1997
--------------------------------------------------------------
Cash paid during the year for:
Income taxes                         $20,670  $22,470  $17,811
Interest on borrowings                   124    1,600    1,026

RECOGNITION OF PROFITS ON ANNUITY CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

The retrospective deposit method is used in accounting for universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense fees are received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities

--------------------------------------------------------------------------------

                                      IDS LIFE INSURANCE COMPANY OF NEW YORK F-7
and installment annuities are amortized primarily using the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Net unlocking adjustments in 1999, 1998 and 1997 were not significant.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

REINSURANCE
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all disability income and waiver of premium risk. Beginning in 2000, the Company will retain all accidental death benefit risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American

--------------------------------------------------------------------------------

F-8      IDS LIFE INSURANCE COMPANY OF NEW YORK

Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1999 and 1998 are $366, and $3,647, respectively, payable to IDS Life for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
American Institute of Certified Public Accountants (AICPA) Statement of Position
(SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company had historically carried a balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Insurance Department. Currently, "prescribed" statutory practices are interspersed throughout state insurance laws and regulations, the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted"

--------------------------------------------------------------------------------

                                      IDS LIFE INSURANCE COMPANY OF NEW YORK F-9
statutory accounting practices encompass all accounting practices that are not prescribed: such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. New York has not yet made a decision regarding whether or not it will accept Codification. While management has not yet determined the impact of Codification to the Company's statutory-basis financial statements, it does not believe the impact will be material.

RECLASSIFICATIONS
Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                     GROSS       GROSS
                                    AMORTIZED      UNREALIZED  UNREALIZED      FAIR
HELD TO MATURITY                      COST           GAINS       LOSSES        VALUE
----------------------------------------------------------------------------------------
U.S. Government agency
  obligations                       $  2,490        $    20     $   150      $  2,360
Corporate bonds and
  obligations                        384,241          6,066       7,058       383,249
Mortgage-backed securities            47,612            103       1,320        46,395
----------------------------------------------------------------------------------------
                                    $434,343        $ 6,189     $ 8,528      $432,004
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
AVAILABLE FOR SALE                COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
State and municipal
  obligations                   $    104    $     6     $    --    $    110
Corporate bonds and
  obligations                    374,846      2,324      20,325     356,845
Mortgage-backed securities       204,064        580       6,025     198,619
----------------------------------------------------------------------------
                                $579,014    $ 2,910     $26,350    $555,574
----------------------------------------------------------------------------
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

F-10      IDS LIFE INSURANCE COMPANY OF NEW YORK

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
HELD TO MATURITY                  COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
U.S. Government agency
  obligations                   $  2,871    $   159     $    --    $  3,030
Corporate bonds and
  obligations                    417,648     29,795         474     446,969
Mortgage-backed securities        53,073        844           7      53,910
----------------------------------------------------------------------------
                                $473,592    $30,798     $   481    $503,909
----------------------------------------------------------------------------
----------------------------------------------------------------------------

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
AVAILABLE FOR SALE                COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
State and municipal
  obligations                   $    105    $     9     $    --    $    114
Corporate bonds and
  obligations                    336,985     15,939       6,296     346,628
Mortgage-backed securities       224,235      7,614          --     231,849
----------------------------------------------------------------------------
                                $561,325    $23,562     $ 6,296    $578,591
----------------------------------------------------------------------------
----------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 AMORTIZED    FAIR
HELD TO MATURITY                                   COST      VALUE
--------------------------------------------------------------------
Due in one year or less                          $ 14,966   $ 15,118
Due from one to five years                        213,933    214,972
Due from five to ten years                        111,707    111,314
Due in more than ten years                         46,125     44,205
Mortgage-backed securities                         47,612     46,395
--------------------------------------------------------------------
                                                 $434,343   $432,004
--------------------------------------------------------------------
--------------------------------------------------------------------

                                                 AMORTIZED    FAIR
AVAILABLE FOR SALE                                 COST      VALUE
--------------------------------------------------------------------
Due in one year or less                          $ 14,422   $ 14,657
Due from one to five years                         37,204     37,477
Due from five to ten years                        214,169    203,150
Due in more than ten years                        109,155    101,671
Mortgage-backed securities                        204,064    198,619
--------------------------------------------------------------------
                                                 $579,014   $555,574
--------------------------------------------------------------------
--------------------------------------------------------------------

During the years ended December 31, 1999, 1998 and 1997, fixed maturities classified as held to maturity were sold with amortized cost of $790, $16,175 and $12,737, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

Fixed maturities available for sale were sold during 1999 with proceeds of $89,683 and gross realized gains and losses of $1,917 and $625, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $13,180 and gross realized gains and

--------------------------------------------------------------------------------

                                     IDS LIFE INSURANCE COMPANY OF NEW YORK F-11
losses of $1,159 and $440, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $27,055 and gross realized gains and losses of $461 and $309, respectively.

At December 31, 1999, bonds carried at $254 were on deposit with the state of New York as required by law.

At December 31, 1999, investments in fixed maturities comprised 85 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $147 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1999        1998
----------------------------------------------------------------
Aaa/AAA                                   $  250,577  $  280,669
Aa/AA                                         12,992      15,815
Aa/A                                          25,489      16,327
A/A                                          150,187     151,838
A/BBB                                         68,417      68,640
Baa/BBB                                      354,331     366,776
Baa/BB                                        23,562      39,666
Below investment grade                       127,802      95,186
----------------------------------------------------------------
                                          $1,013,357  $1,034,917
----------------------------------------------------------------
----------------------------------------------------------------

At December 31, 1999, 94 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 1999, approximately 13 percent of the Company's investments were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                   DECEMBER 31, 1999        DECEMBER 31, 1998
                                ON BALANCE  COMMITMENTS  ON BALANCE  COMMITMENTS
REGION                            SHEET     TO PURCHASE    SHEET     TO PURCHASE
--------------------------------------------------------------------------------
West North Central               $ 22,686      $ --       $ 24,725      $ --
East North Central                 25,195        --         29,134        59
South Atlantic                     31,748        --         34,175       598
Middle Atlantic                    17,672        --         18,350        --
Pacific                             6,751        --          9,706        --
Mountain                           35,608        --         36,636        --
New England                         8,209        --          7,851        --
East South Central                  7,394        --          7,521        --
West South Central                      0        --            237        --
--------------------------------------------------------------------------------
                                  155,262        --        168,335       657
Less allowance for losses           1,200        --          1,500        --
--------------------------------------------------------------------------------
                                 $154,062      $ --       $166,835      $657
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

F-12      IDS LIFE INSURANCE COMPANY OF NEW YORK

                                   DECEMBER 31, 1999        DECEMBER 31, 1998
                                ON BALANCE  COMMITMENTS  ON BALANCE  COMMITMENTS
PROPERTY TYPE                     SHEET     TO PURCHASE    SHEET     TO PURCHASE
--------------------------------------------------------------------------------
Apartments                       $ 54,118      $ --       $ 59,019      $ --
Department/retail stores           49,810        --         54,018       624
Office buildings                   22,090        --         23,902        --
Industrial buildings               16,938        --         18,590        33
Nursing/retirement                  5,058        --          5,153        --
Medical buildings                   7,248        --          7,416        --
Hotels/motels                          --        --            237        --
--------------------------------------------------------------------------------
                                  155,262        --        168,335       657
Less allowance for losses           1,200        --          1,500        --
--------------------------------------------------------------------------------
                                 $154,062      $ --       $166,835      $657
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1999 and 1998, the Company's recorded investment in impaired loans was $nil and $1,268, with allowances of $nil and $300, respectively. During 1999 and 1998, the average recorded investment in impaired loans was $nil and $1,282, respectively.

The Company recognized $2, $123 and $126 of interest income related to impaired loans for the years ended December 31, 1999, 1998 and 1997, respectively.

The following table presents changes in the allowance for investment losses related to all loans:

                                      1999    1998    1997
-----------------------------------------------------------
Balance, January 1                   $1,500  $1,500  $1,300
Provision (reduction) for
  investment losses                    (300)     --     200
-----------------------------------------------------------
Balance, December 31                 $1,200  $1,500  $1,500
-----------------------------------------------------------
-----------------------------------------------------------

Net investment income for the years ended December 31 is summarized as follows:

                                      1999      1998      1997
----------------------------------------------------------------
Interest on fixed maturities         $78,342  $ 85,164  $ 92,007
Interest on mortgage loans            12,895    14,599    14,228
Other investment income                4,764     3,365     1,715
Interest on cash equivalents             350        64        91
----------------------------------------------------------------
                                      96,351   103,192   108,041
Less investment expenses                 837     2,321     1,767
----------------------------------------------------------------
                                     $95,514  $100,871  $106,274
----------------------------------------------------------------
----------------------------------------------------------------

--------------------------------------------------------------------------------

                                     IDS LIFE INSURANCE COMPANY OF NEW YORK F-13

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                      1999    1998    1997
-----------------------------------------------------------
Fixed maturities                     $1,086  $2,018  $  844
Mortgage loans                          300      --    (200)
Other investments                        --     145     (97)
-----------------------------------------------------------
                                     $1,386  $2,163  $  547
-----------------------------------------------------------
-----------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                       1999     1998     1997
--------------------------------------------------------------
Fixed maturities available for sale  $(40,706) $(3,347) $9,599

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ending December 31 consists of the following:

                                      1999     1998     1997
--------------------------------------------------------------
Federal income taxes:
Current                              $16,426  $20,192  $16,371
Deferred                               2,196   (2,369)    (960)
--------------------------------------------------------------
                                      18,622   17,823   15,411
State income taxes-current               619    1,275    1,060
--------------------------------------------------------------
Income tax expense                   $19,241  $19,098  $16,471
--------------------------------------------------------------
--------------------------------------------------------------

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                 1999              1998              1997
                           PROVISION  RATE   PROVISION  RATE   PROVISION  RATE
-------------------------------------------------------------------------------
Federal income taxes
  based on the statutory
  rate                      $20,148   35.0%   $19,406   35.0%   $16,677   35.0%
Increases (decreases) are
  attributable to:
Tax-excluded interest and
  dividend income              (509)  (0.9)      (660)  (1.2)      (569)  (1.2)
State tax, net of federal
  benefit                       402    0.7        829    1.5        689    1.4
Other, net                     (800)  (1.4)      (477)  (0.9)      (326)  (0.6)
-------------------------------------------------------------------------------
Total income taxes          $19,241   33.4%   $19,098   34.4%   $16,471   34.6%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 1999, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

--------------------------------------------------------------------------------

F-14      IDS LIFE INSURANCE COMPANY OF NEW YORK

Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                           1999     1998
----------------------------------------------------------
Deferred income tax assets:
Policy reserves                           $28,245  $29,318
Investments                                 6,980       --
Other                                       6,690    6,502
----------------------------------------------------------
Total deferred income tax assets           41,915   35,820
----------------------------------------------------------
----------------------------------------------------------
Deferred income tax liabilities:
Deferred policy acquisition costs          38,033   36,673
Investments                                    --    7,059
----------------------------------------------------------
Total deferred income tax liabilities      38,033   43,732
----------------------------------------------------------
Net deferred income tax assets
  (liabilities)                           $ 3,882  ($7,912)
----------------------------------------------------------
----------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $155,952 and $132,702 as of December 31, 1999 and 1998, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 11 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

BENEFIT PLANS

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $27, $37 and $39 in 1999, 1998 and 1997, respectively.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 1999, 1998 and 1997, which are calculated on the basis of commission earnings of the individual financial advisors, were $1,446, $1,480 and $1,965, respectively. Such costs are included in deferred policy acquisition costs.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1999, 1998 and 1997 were $218, $252 and $312, respectively.

--------------------------------------------------------------------------------

                                     IDS LIFE INSURANCE COMPANY OF NEW YORK F-15

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 1999, 1998 and 1997 were $nil.

6. INCENTIVE PLAN AND RELATED PARTY OPERATING EXPENSES

The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 1999, 1998 and 1997 were $96, $140 and $1,490, respectively. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $13,042, $9,403 and $11,589 for 1999, 1998 and 1997, respectively. Certain of these costs are included in deferred policy acquisition costs.

7. COMMITMENTS AND CONTINGENCIES

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in one of these lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results from operations.

At December 31, 1999 and 1998, traditional life insurance and universal life-type insurance in force aggregated $5,448,451 and $4,941,727 respectively, of which $272,276 and $248,280 were reinsured at the respective year ends.

In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $150, $134 and $115 for the years ended December 31, 1999, 1998 and 1997, respectively. Claim recoveries under the terms of this reinsurance agreement were $nil, $nil and $963 in 1999, 1998 and 1997, respectively.

Premiums ceded to reinsurers other than IDS Life amounted to $2,873, $2,178 and $1,583 for the years ended December 31, 1999, 1998 and 1997, respectively. Claim recoveries from reinsurers other than IDS Life amounted to $473, $228 and $1,366 for the years ended December 31, 1999, 1998 and 1997, respectively.

Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $237,038 and $267,806 at December 31, 1999 and 1998, respectively. The accompanying statement of income includes premiums of $nil for the years ended December 31, 1999, 1998 and 1997, and decreases in liabilities for future policy benefits of $1,277, $1,742 and $1,889 related to this agreement for the years ended December 31, 1999, 1998 and 1997, respectively.

--------------------------------------------------------------------------------

F-16      IDS LIFE INSURANCE COMPANY OF NEW YORK

8. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $25,000. The interest rate for any borrowing is established by reference to various indicies plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 1999 or 1998.

9. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. The Company's counterpart is rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

The Company's holdings of derivative financial instruments are as follows:

                                           NOTIONAL    CARRYING      FAIR     TOTAL CREDIT
DECEMBER 31, 1999                           AMOUNT      AMOUNT      VALUE       EXPOSURE
------------------------------------------------------------------------------------------
Assets:
  Interest rate caps                       $200,000      $ --        $ --         $ --
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

DECEMBER 31, 1998
------------------------------------------------------------------------------------------
Assets:
  Interest rate caps                       $200,000      $566        $ 2          $ 2
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expire in the year 2000.

Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

--------------------------------------------------------------------------------

                                     IDS LIFE INSURANCE COMPANY OF NEW YORK F-17

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                         1999                    1998
                                 CARRYING      FAIR      CARRYING      FAIR
FINANCIAL ASSETS                  AMOUNT      VALUE       AMOUNT      VALUE
------------------------------------------------------------------------------
Investments:
  Fixed maturities (Note 2):
    Held to maturity            $  434,343  $  432,004  $  473,592  $  503,909
    Available for sale             555,574     555,574     578,591     578,591
  Mortgage loans on real
    estate (Note 2)                154,062     152,942     166,835     178,559
  Other:
    Derivative financial
      instruments (Note 9)              --          --         566           2
    Separate accounts assets
      (Note 1)                   1,957,703   1,957,703   1,491,679   1,491,679

                                         1999                    1998
                                 CARRYING      FAIR      CARRYING      FAIR
FINANCIAL LIABILITIES             AMOUNT      VALUE       AMOUNT      VALUE
------------------------------------------------------------------------------
Future policy benefits for
  fixed annuities               $  732,752  $  715,213  $  788,780  $  765,430
Separate account liabilities     1,722,028   1,668,067   1,355,430   1,302,422

At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $83,646 and $81,358, respectively, and policy loans of $5,594 and $5,369, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

At December 31, 1999 and 1998, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $235,675 and $136,249, respectively.

--------------------------------------------------------------------------------

F-18      IDS LIFE INSURANCE COMPANY OF NEW YORK

11. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                       1999      1998      1997
-----------------------------------------------------------------
Net income, per accompanying
  financial statements               $ 38,324  $ 36,348  $ 31,178
Deferred policy acquisition costs      (6,015)   (2,841)   (7,432)
Adjustments of future policy
  benefit liabilities                  (4,615)   (6,199)   (4,928)
Deferred income tax benefit             2,196    (2,369)     (960)
Provision for losses on investments      (161)      862       296
IMR gain/loss transfer and
  amortization                           (154)   (1,451)     (119)
Adjustment to separate account
  reserves                              5,498     2,767    10,267
Other, net                                766      (350)      430
-----------------------------------------------------------------
Net income, on basis of statutory
  accounting practices               $ 35,839  $ 26,767  $ 28,732
-----------------------------------------------------------------
-----------------------------------------------------------------
Stockholder's equity, per
  accompanying financial statements  $279,810  $279,466  $257,279
Deferred policy acquisition costs    (136,229) (129,477) (126,614)
Adjustments of future policy
  benefit liabilities                   2,845     4,697     9,452
Deferred income taxes                  (3,881)    7,912    11,445
Asset valuation reserve               (16,164)  (15,516)  (16,698)
Adjustments of separate account
  liabilities                          61,721    56,223    53,456
Adjustments of investments to
  amortized cost                       23,440   (17,266)  (20,613)
Premiums due, deferred and advance      1,485     1,381     1,237
Deferred revenue liability              3,021     2,482     1,941
Allowance for losses                    1,200     1,500     1,645
Non-admitted assets                      (421)     (450)     (552)
Interest maintenance reserve           (3,155)   (3,001)   (1,551)
Other, net                             (5,416)   (2,915)   (1,463)
-----------------------------------------------------------------
Stockholder's equity, on basis of
  statutory accounting practices     $208,256  $185,036  $168,963
-----------------------------------------------------------------
-----------------------------------------------------------------

12. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

--------------------------------------------------------------------------------

                                     IDS LIFE INSURANCE COMPANY OF NEW YORK F-19

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

F-20      IDS LIFE INSURANCE COMPANY OF NEW YORK

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         IDS Life of New York Account SBS:

                  Statements of Net Assets for year ended Dec. 31, 1999. Statements of Operations for year ended Dec. 31, 1999. Statements of Changes in Net Assets for year ended Dec. 31, 1999 and 1998.
                  Notes to Financial Statements.
                  Report of Independent Auditors dated March 17, 2000.

         IDS Life Insurance Company of New York:

                  Balance Sheets as of Dec. 31, 1999 and Dec. 31, 1998. Statements of Income for years ended Dec. 31, 1999, 1998 and 1997.
                  Statements of Stockholder's Equity, for years ended Dec. 31, 1999, 1998 and 1997.
                  Statements of Cash Flows for years ended Dec. 31, 1999, 1998 and 1997.
                  Notes to Financial Statements.
                  Report of Independent Auditors dated February 3, 2000.

(b)      Exhibits:

     1.1 Copy of Resolution of the Board of Directors of IDS Life Insurance Company of New York establishing Account SLB on October 8, 1991, filed electronically as Exhibit 1.1 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

     1.2 Copy of Consent in Writing in Lieu of a Meeting of Resolution of the Board of Directors of IDS Life Insurance Company of New York Account SLB establishing three additional subaccounts on October 8, 1991, filed electronically as Exhibit 1.2 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

     2.   Not applicable.

     3. Form of Distribution Agreement between IDS Life Insurance Company of New York and Shearson Lehman Brothers Inc., the principal underwriter, filed electronically as Exhibit 3 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein be reference.

     4.1 Revised form of Group Flexible Premium Deferred Combination Fixed and Variable Annuity Contract (No. 39377 GP) filed electronically as
          Exhibit  4.1  to  Registrant's   Post-Effective  Amendment  No.  5  to
          Registration   Statement  No.  33-45776  is  incorporated   herein  by
          reference.

     4.2 Copy of Group Deferred Variable Annuity Certificate (No. 39377) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

     5.1  Revised form of Group Deferred Variable Annuity Application (No. 38614
          GP) filed electronically as Exhibit 5.1 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

     5.2 Copy of Variable Annuity Group Enrollment Application (No. 38614) filed electronically as Exhibit 5.2 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

     6.1 Copy of the Revised Charter of IDS Life of New York, dated April 1992, filed electronically as Exhibit 6.1 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-45776/811-6560 is hereby incorporated by reference.

     6.2 Copy of the Amended By-Laws of IDS Life of New York, dated May 1992, filed electronically as Exhibit 6.1 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 33-45776/811-6560 is hereby incorporated by reference.

     7.   Not applicable.

     8.   Not applicable.

     9.   Opinion of counsel  and  consent to its use as to the  legality of the
          securities   being   registered,   dated   April   27,   2000,   filed
          electronically herewith.

     10.  Consent of Independent Auditors, filed electronically herewith.

     11.  None.

     12.  Not applicable.

     13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

     14. Power of Attorney to sign this Registration Statement dated April 14, 1999, filed electronically as Exhibit 14 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 33-45776 is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor
         (IDS Life Insurance Company of New York)


Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Timothy V. Bechtold                   200 AXP Financial Center                  Director and President
                                      Minneapolis, MN  55474

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                     Operating Officer and Consumer
                                                                                     Affairs Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      790 Xerxes Ave. So.
                                      Minneapolis, MN

John R. Cattau                        20 Madison Ave. Extension                 Director
                                      Albany, NY

James E. Choat                        200 AXP Financial Center                  Executive Vice President,
                                      Minneapolis, MN  55474                         Institutional Products Group

Robert R. Grew                        20 Madison Avenue Extension               Director
                                      Albany, NY

Lorraine R. Hart                      200 AXP Financial Center                  Vice President, Investments
                                      Minneapolis, MN  55474

Jeffrey S. Horton                     200 AXP Financial Center                  Vice President and Treasurer
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN

Richard W. Kling                      200 AXP Financial Center                  Director and Chairman of the Board
                                      Minneapolis, MN  55474

Bruce A. Kohn                         200 AXP Financial Center                  Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Eric L. Marhoun                       200 AXP Financial Center                  General Counsel and Secretary
                                      Minneapolis, MN  55474

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN

Mary Ellyn Minenko                    200 AXP Financial Center                  Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Edward J. Muhl                        200 AXP Financial Center                  Director
                                      Minneapolis, MN  55474

Thomas V. Nicolosi                    Suite 220                                 Director
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     World Financial Center                    Director
                                      New York, NY


Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY

William A. Stoltzmann                 200 AXP Financial Center                  Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Philip C. Wentzel                     200 AXP Financial Center                  Vice President and Controller, Risk
                                      Minneapolis, MN  55474                         Management

Michael R. Woodward                   20 Madison Avenue Extension               Director
                                      Albany, NY

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

IDS Life Insurance Company of New York is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota


     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of contractowners

     On March 31, 2000, there were 40 contract owners of qualified contracts. There were 220 owners of nonqualified contracts.

Item 28. Indemnification

     The By-Laws of the depositor provide that to the extent permitted and in the manner prescribed by law, the Corporation shall indemnify any person made, or threatened to be made, a party to any action, suit or proceeding, civil or criminal, by reason of the fact that he, his testator or intestate, is or was Director or Officer of the Corporation or of any other corporation of any type or kind, domestic or foreign, which he served in any capacity at the request of the Corporation, against judgments, fines, amounts paid in settlement and reasonable expenses (which the Corporation may advance), including attorneys' fees, actually and necessarily incurred as a result of such action, suit or proceeding, or any appeal therein.

     The foregoing right of indemnification shall not be exclusive of any other right to which any such person may be entitled. Neither the adoption of this provision nor any modification or repeal hereof, or of any provision of any applicable law shall, unless otherwise required by law, enlarge or diminish any right of indemnification of a Director or Officer as it existed at the time of accrual of the alleged cause of action asserted in the threatened or pending action, suit or proceeding in which the expenses were incurred or other amount was paid.

     The Board, in its discretion, may authorize the Corporation to indemnify any person, other than a Director or Officer, for expenses incurred or other amounts paid in any civil or criminal action, suit or proceeding, to which such person was, or was threatened to be, made a party by reason of the fact that he, his testator or intestate, is or was an employee or agent of the Corporation or of any other corporation of any type or kind, domestic or foreign, which he served in any capacity at the request of the Corporation, against judgments, fines, amounts paid in settlement and reasonable expenses (which the Corporation may advance), as a result of such action, suit or proceeding, or any appeal therein.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) Salomon Smith Barney Inc. currently acts as principal underwriter for various investment companies and various series of unit investment trusts.

     Salomon Smith Barney Inc. is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings")and an indirect wholly-owned subsidiary of The Travelers Inc.

(b) The information required by this Item 29 with respect to each director and officer of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934.

(c)  Not applicable.

Item 30. Location of Accounts and Records

                  IDS Life Insurance Company of New York
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

     (a), (b) & (c) These undertakings were filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-45776/811-6560.

     (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2000.


                           IDS LIFE OF NEW YORK ACCOUNT SBS
                                     (Registrant)

                           By IDS Life Insurance Company of New York
                                      (Sponsor)

                           By /s/   Timothy V. Bechtold*
                                    Timothy V. Bechtold
                                    President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2000.

Signature                            Title

/s/  Richard W. Kling*               Director and Chairman of the
     Richard W. Kling                Board

/s/  Timothy V. Bechtold*            Director and President
     Timothy V. Bechtold

/s/  Maureen A. Buckley*             Director, Vice President, Chief Operating
     Marueen A. Buckley              Officer, Consumer Affairs Officer and
                                     Claims Officer

/s/  Rodney P. Burwell*              Director
     Rodney P. Burwell

/s/  John R. Cattau*                 Director
     John R. Cattau

/s/  Robert R. Grew*                 Director
     Robert R. Grew

/s/  Jeffrey S. Horton*              Vice President and Treasurer
     Jeffrey S. Horton

/s/  Jean B. Keffeler*               Director
     Jean B. Keffeler

/s/  Thomas R. McBurney*             Director
     Thomas R. McBurney

/s/  Edward J. Muhl                  Director
     Edward J. Muhl

Signature                            Title

/s/  Thomas V. Nicolosi*             Director
     Thomas V. Nicolosi

/s/  Stephen P. Norman*              Director
     Steven P. Norman

/s/  Philip C. Wentzel*              Vice President and
     Philip C. Wentzel               Controller - Risk Management

/s/  Richard M. Starr*               Director
     Richard M. Starr

/s/  Michael R. Woodward*            Director
     Michael R. Woodward


*Signed   pursuant  to  Power  of  Attorney,   dated  April  14,   1999,   filed
electronically as Exhibit 14 to Post-Effective Amendment No. 9 to Registration Statement No. 33-45776, is incorporated herein by reference.



/s/ Mary Ellyn Minenko
    Mary Ellyn Minenko

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 10


This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.